EQUITABLE AMERICA VARIABLE ACCOUNT A

FINANCIAL STATEMENTS

December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company of America and the Contractowners of Equitable America Variable Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Equitable America Variable Account A indicated in the table below as of December 31, 2025, the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the variable investment options of Equitable America Variable Account A as of December 31, 2025, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

1290 VT Equity Income	EQ/Moderate-Plus Allocation
1290 VT GAMCO Mergers & Acquisitions	EQ/Money Market
1290 VT GAMCO Small Company Value	EQ/Morgan Stanley Small Cap Growth
1290 VT Socially Responsible	EQ/PIMCO Ultra Short Bond
BNY Mellon Stock Index Fund, Inc.	EQ/Quality Bond PLUS
EQ/AB Small Cap Growth	EQ/Small Company Index
EQ/Aggressive Allocation	EQ/Value Equity
EQ/All Asset Growth Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Capital Group Research	Franklin Income VIP Fund
EQ/Conservative Allocation	Franklin Rising Dividends VIP Fund
EQ/Conservative-Plus Allocation	Invesco V.I. Diversified Dividend Fund
EQ/Core Bond Index	Invesco V.I. Global Core Equity Fund
EQ/Core Plus Bond	Invesco V.I. Global Fund
EQ/Global Equity Managed Volatility	Invesco V.I. Health Care Fund
EQ/Intermediate Government Bond	Invesco V.I. Technology Fund
EQ/Janus Enterprise	Janus Henderson Balanced Portfolio
EQ/JPMorgan Growth Stock Portfolio	Janus Henderson Enterprise Portfolio
EQ/Large Cap Growth Managed Volatility	Janus Henderson Forty Portfolio
EQ/Large Cap Value Index	Janus Henderson Global Research Portfolio
EQ/Large Cap Value Managed Volatility	Janus Henderson Overseas Portfolio
EQ/Loomis Sayles Growth Portfolio	MFS® Utilities Series
EQ/MFS International Growth	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/Mid Cap Index	ProFund VP Bear
EQ/Mid Cap Value Managed Volatility	ProFund VP Rising Rates Opportunity
EQ/Moderate Allocation	ProFund VP Ultrabull

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Equitable America Variable Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Equitable America Variable Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 9, 2026

We have served as the auditor of one or more of the variable investment options of Equitable America Variable Account A since at least 1998. We have not been able to determine the specific year we began serving as auditor of the Separate Account.

Equitable America Variable Account A

Statement of Assets and Liabilities

December 31, 2025

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Assets:
Investments in shares of the Portfolios, at fair value	$7,970,677	$743,621	$78,420,042	$1,812,808	$18,019,424	$857,995
Receivable for shares of the Portfolios sold	8,537	899	44,535	70	1,814	564
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	7,979,214	744,520	78,464,577	1,812,878	18,021,238	858,559

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	8,537	899	44,535	70	1,814	564
Total liabilities	8,537	899	44,535	70	1,814	564

Net Assets	$7,970,677	$743,621	$78,420,042	$1,812,808	$18,019,424	$857,995

Net Assets:
Accumulation unit values	$7,970,677	$743,621	$78,420,042	$1,812,808	$18,019,424	$857,995
Total Net Assets	$7,970,677	$743,621	$78,420,042	$1,812,808	$18,019,424	$857,995

Investments in shares of the Portfolios, at cost	8,240,080	676,565	51,391,886	1,503,125	10,175,780	911,387

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Assets:
Investments in shares of the Portfolios, at fair value	$1,331,766	$68,097,269	$23,585,734	$552,682	$489,161	$7,154,074
Receivable for shares of the Portfolios sold	52	40,477	29,355	4,771	34	2,390
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	1,331,818	68,137,746	23,615,089	557,453	489,195	7,156,464

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	52	40,477	29,355	4,771	34	2,390
Total liabilities	52	40,477	29,355	4,771	34	2,390

Net Assets	$1,331,766	$68,097,269	$23,585,734	$552,682	$489,161	$7,154,074

Net Assets:
Accumulation unit values	$1,331,766	$68,097,269	$23,585,734	$552,682	$489,161	$7,154,074
Total Net Assets	$1,331,766	$68,097,269	$23,585,734	$552,682	$489,161	$7,154,074

Investments in shares of the Portfolios, at cost	1,337,472	62,995,391	17,849,241	606,947	527,800	7,366,922

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*
Assets:
Investments in shares of the Portfolios, at fair value	$864,919	$1,728,453	$3,212,736	$5,277,340	$50,511,227	$7,482,004
Receivable for shares of the Portfolios sold	637	1,700	1,441	5,619	7,426	3,551
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	865,556	1,730,153	3,214,177	5,282,959	50,518,653	7,485,555

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	637	1,700	1,441	5,619	7,426	3,551
Total liabilities	637	1,700	1,441	5,619	7,426	3,551

Net Assets	$864,919	$1,728,453	$3,212,736	$5,277,340	$50,511,227	$7,482,004

Net Assets:
Accumulation unit values	$864,919	$1,728,453	$3,212,736	$5,277,340	$50,511,227	$7,482,004
Total Net Assets	$864,919	$1,728,453	$3,212,736	$5,277,340	$50,511,227	$7,482,004

Investments in shares of the Portfolios, at cost	973,870	1,479,066	3,302,699	4,692,543	31,532,094	6,826,766

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*
Assets:
Investments in shares of the Portfolios, at fair value	$7,851,736	$2,404,910	$60,512,464	$6,264,964	$5,834,698	$7,395,615
Receivable for shares of the Portfolios sold	-	190	-	1,668	2,110	-
Receivable for policy-related transactions	41,343	-	127,911	-	-	27,384
Total assets	7,893,079	2,405,100	60,640,375	6,266,632	5,836,808	7,422,999

Liabilities:
Payable for shares of the Portfolios purchased	41,343	-	127,911	-	-	27,384
Payable for policy-related transactions	-	190	-	1,668	2,110	-
Total liabilities	41,343	190	127,911	1,668	2,110	27,384

Net Assets	$7,851,736	$2,404,910	$60,512,464	$6,264,964	$5,834,698	$7,395,615

Net Assets:
Accumulation unit values	$7,851,736	$2,404,910	$60,512,464	$6,264,964	$5,834,698	$7,395,615
Total Net Assets	$7,851,736	$2,404,910	$60,512,464	$6,264,964	$5,834,698	$7,395,615

Investments in shares of the Portfolios, at cost	5,435,691	2,063,362	44,482,455	5,455,112	4,337,441	6,309,543

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Assets:
Investments in shares of the Portfolios, at fair value	$6,454,854	$2,256,420	$18,279,570	$8,296,010	$1,199,024	$1,847,054
Receivable for shares of the Portfolios sold	743	88	52,344	9,024	385	-
Receivable for policy-related transactions	-	-	-	-	-	30,430
Total assets	6,455,597	2,256,508	18,331,914	8,305,034	1,199,409	1,877,484

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	30,430
Payable for policy-related transactions	743	88	52,344	9,024	385	-
Total liabilities	743	88	52,344	9,024	385	30,430

Net Assets	$6,454,854	$2,256,420	$18,279,570	$8,296,010	$1,199,024	$1,847,054

Net Assets:
Accumulation unit values	$6,454,854	$2,256,420	$18,279,570	$8,296,010	$1,199,024	$1,847,054
Total Net Assets	$6,454,854	$2,256,420	$18,279,570	$8,296,010	$1,199,024	$1,847,054

Investments in shares of the Portfolios, at cost	6,923,010	2,438,854	18,290,907	10,042,761	1,204,146	2,020,946

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	EQ/Small Company Index*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Assets:
Investments in shares of the Portfolios, at fair value	$1,855,010	$2,374,823	$21,410,198	$8,341,448	$5,102,220	$497,729
Receivable for shares of the Portfolios sold	1,158	1,520	4,933	-	-	208
Receivable for policy-related transactions	-	-	-	105,003	70,525	-
Total assets	1,856,168	2,376,343	21,415,131	8,446,451	5,172,745	497,937

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	105,003	70,525	-
Payable for policy-related transactions	1,158	1,520	4,933	-	-	208
Total liabilities	1,158	1,520	4,933	105,003	70,525	208

Net Assets	$1,855,010	$2,374,823	$21,410,198	$8,341,448	$5,102,220	$497,729

Net Assets:
Accumulation unit values	$1,855,010	$2,374,823	$21,410,198	$8,341,448	$5,102,220	$497,729
Total Net Assets	$1,855,010	$2,374,823	$21,410,198	$8,341,448	$5,102,220	$497,729

Investments in shares of the Portfolios, at cost	1,590,816	1,857,199	13,825,039	7,959,033	4,443,948	418,430

* Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Assets:
Investments in shares of the Portfolios, at fair value	$375,299	$5,352,104	$875,323	$840,437	$9,068,610	$10,639,201
Receivable for shares of the Portfolios sold	57	-	265	41	1,655	3,639
Receivable for policy-related transactions	-	54,563	-	-	-	-
Total assets	375,356	5,406,667	875,588	840,478	9,070,265	10,642,840

Liabilities:
Payable for shares of the Portfolios purchased	-	54,563	-	-	-	-
Payable for policy-related transactions	57	-	265	41	1,655	3,639
Total liabilities	57	54,563	265	41	1,655	3,639

Net Assets	$375,299	$5,352,104	$875,323	$840,437	$9,068,610	$10,639,201

Net Assets:
Accumulation unit values	$375,299	$5,352,104	$875,323	$840,437	$9,068,610	$10,639,201
Total Net Assets	$375,299	$5,352,104	$875,323	$840,437	$9,068,610	$10,639,201

Investments in shares of the Portfolios, at cost	284,836	4,928,481	714,641	657,275	5,308,712	7,611,239

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Assets:
Investments in shares of the Portfolios, at fair value	$17,073,599	$6,680,188	$3,348,413	$1,948,176	$1,660,598	$21,386
Receivable for shares of the Portfolios sold	3,574	3,063	1,191	102	563	16
Receivable for policy-related transactions	-	-	-	-	-	-
Total assets	17,077,173	6,683,251	3,349,604	1,948,278	1,661,161	21,402

Liabilities:
Payable for shares of the Portfolios purchased	-	-	-	-	-	-
Payable for policy-related transactions	3,574	3,063	1,191	102	563	16
Total liabilities	3,574	3,063	1,191	102	563	16

Net Assets	$17,073,599	$6,680,188	$3,348,413	$1,948,176	$1,660,598	$21,386

Net Assets:
Accumulation unit values	$17,073,599	$6,680,188	$3,348,413	$1,948,176	$1,660,598	$21,386
Total Net Assets	$17,073,599	$6,680,188	$3,348,413	$1,948,176	$1,660,598	$21,386

Investments in shares of the Portfolios, at cost	12,095,945	3,599,552	2,312,084	1,530,977	1,950,513	40,802

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Assets:
Investments in shares of the Portfolios, at fair value	$146,670	$4,009,304
Receivable for shares of the Portfolios sold	168	524
Receivable for policy-related transactions	-	-
Total assets	146,838	4,009,828

Liabilities:
Payable for shares of the Portfolios purchased	-	-
Payable for policy-related transactions	168	524
Total liabilities	168	524

Net Assets	$146,670	$4,009,304

Net Assets:
Accumulation unit values	$146,670	$4,009,304
Total Net Assets	$146,670	$4,009,304

Investments in shares of the Portfolios, at cost	193,843	3,026,295

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

The following table provides the Portfolio shares held by the Variable Investment Options of the Variable Account.

		Portfolio
	Share Class **	Shares Held
1290 VT Equity Income	Class IB	1,626,669
1290 VT GAMCO Mergers & Acquisitions	Class IB	54,839
1290 VT GAMCO Small Company Value	Class IB	1,028,729
1290 VT Socially Responsible	Class IB	73,452
BNY Mellon Stock Index Fund, Inc.	Initial Shares	206,763
EQ/AB Small Cap Growth	Class IB	57,973
EQ/Aggressive Allocation	Class IB	125,876
EQ/All Asset Growth Allocation	Class IB	3,331,569
EQ/Capital Group Research	Class IB	632,665
EQ/Conservative Allocation	Class IB	66,669
EQ/Conservative-Plus Allocation	Class IB	58,935
EQ/Core Bond Index	Class IB	752,269
EQ/Core Plus Bond	Class IA	254,388
EQ/Global Equity Managed Volatility	Class IB	100,902
EQ/Intermediate Government Bond	Class IA	330,869
EQ/Janus Enterprise	Class IB	252,867
EQ/JPMorgan Growth Stock Portfolio	Class IB	720,971
EQ/Large Cap Growth Managed Volatility	Class IB	231,426
EQ/Large Cap Value Index	Class IB	692,393
EQ/Large Cap Value Managed Volatility	Class IB	132,138
EQ/Loomis Sayles Growth Portfolio	Class IB	5,001,030
EQ/MFS International Growth	Class IB	765,888
EQ/Mid Cap Index	Class IB	364,669
EQ/Mid Cap Value Managed Volatility	Class IB	484,006
EQ/Moderate Allocation	Class IB	532,579
EQ/Moderate-Plus Allocation	Class IB	233,826
EQ/Money Market	Class IA	18,279,570
EQ/Morgan Stanley Small Cap Growth	Class IB	888,224
EQ/PIMCO Ultra Short Bond	Class IB	121,482
EQ/Quality Bond PLUS	Class IB	237,411
EQ/Small Company Index	Class IB	149,718
EQ/Value Equity	Class IB	98,663
Fidelity® VIP Contrafund® Portfolio	Service Class	360,866
Franklin Income VIP Fund	Class 2	550,227
Franklin Rising Dividends VIP Fund	Class 2	181,962
Invesco V.I. Diversified Dividend Fund	Series 1	18,285
Invesco V.I. Global Core Equity Fund	Series 1	31,832
Invesco V.I. Global Fund	Service Class	147,441
Invesco V.I. Health Care Fund	Series 1	29,285
Invesco V.I. Technology Fund	Series 1	32,715
Janus Henderson Balanced Portfolio	Institutional Shares	162,345
Janus Henderson Enterprise Portfolio	Institutional Shares	127,294
Janus Henderson Forty Portfolio	Institutional Shares	227,111
Janus Henderson Forty Portfolio	Service Shares	68,993
Janus Henderson Global Research Portfolio	Institutional Shares	83,848
Janus Henderson Overseas Portfolio	Service Shares	63,154
MFS® Utilities Series	Initial Class	51,635
PIMCO Global Bond Opportunities Portfolio (Unhedged)	Administrative Class	166,727
ProFund VP Bear	Common Shares	2,345
ProFund VP Rising Rates Opportunity	Common Shares	5,594
ProFund VP UltraBull	Common Shares	88,117

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Variable Account and is further categorized by share class and contract charges.

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
1290 VT Equity Income	1.25%	Class IB	$11.58	20,607
1290 VT Equity Income	1.20%	Class IB	$41.84	21,789
1290 VT Equity Income	1.35%	Class IB	$39.19	119,461
1290 VT Equity Income	1.50%	Class IB	$46.09	130
1290 VT Equity Income	1.70%	Class IB	$34.68	34,146
1290 VT Equity Income	2.00%	Class IB	$39.42	65
1290 VT Equity Income	2.35%	Class IB	$29.68	31,859

1290 VT GAMCO Mergers & Acquisitions	1.20%	Class IB	$23.79	4,723
1290 VT GAMCO Mergers & Acquisitions	1.35%	Class IB	$23.79	10,302
1290 VT GAMCO Mergers & Acquisitions	1.70%	Class IB	$21.96	9,226
1290 VT GAMCO Mergers & Acquisitions	2.35%	Class IB	$18.22	10,076

1290 VT GAMCO Small Company Value	1.20%	Class IB	$87.64	51,580
1290 VT GAMCO Small Company Value	1.25%	Class IB	$443.58	98,853
1290 VT GAMCO Small Company Value	1.35%	Class IB	$111.71	197,135
1290 VT GAMCO Small Company Value	1.45%	Class IB	$95.28	171
1290 VT GAMCO Small Company Value	1.50%	Class IB	$94.18	239
1290 VT GAMCO Small Company Value	1.70%	Class IB	$77.27	59,458
1290 VT GAMCO Small Company Value	2.00%	Class IB	$73.99	20
1290 VT GAMCO Small Company Value	2.35%	Class IB	$66.95	50,368
1290 VT GAMCO Small Company Value	2.80%	Class IB	$61.73	338

1290 VT Socially Responsible	1.35%	Class IB	$12.18	117,375
1290 VT Socially Responsible	1.20%	Class IB	$51.09	2,660
1290 VT Socially Responsible	1.70%	Class IB	$46.16	4,283
1290 VT Socially Responsible	2.35%	Class IB	$40.45	1,213

BNY Mellon Stock Index Fund, Inc.	1.35%	Initial Shares	$53.02	339,848

EQ/AB Small Cap Growth	1.20%	Class IB	$42.43	4,692
EQ/AB Small Cap Growth	1.70%	Class IB	$39.29	7,898
EQ/AB Small Cap Growth	2.35%	Class IB	$34.29	10,166

EQ/Aggressive Allocation	1.20%	Class IB	$23.99	17,327
EQ/Aggressive Allocation	1.25%	Class IB	$23.77	10,821
EQ/Aggressive Allocation	1.35%	Class IB	$23.34	21,006
EQ/Aggressive Allocation	1.70%	Class IB	$21.87	263
EQ/Aggressive Allocation	2.35%	Class IB	$19.38	8,400

EQ/All Asset Growth Allocation	1.20%	Class IB	$25.51	36,167
EQ/All Asset Growth Allocation	1.25%	Class IB	$134.20	415,938
EQ/All Asset Growth Allocation	1.35%	Class IB	$23.19	383,852
EQ/All Asset Growth Allocation	1.70%	Class IB	$23.64	50,021
EQ/All Asset Growth Allocation	2.00%	Class IB	$25.93	9,733
EQ/All Asset Growth Allocation	2.35%	Class IB	$20.42	49,911

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Capital Group Research	1.20%	Class IB	$83.14	17,497
EQ/Capital Group Research	1.25%	Class IB	$62.84	21,323
EQ/Capital Group Research	1.35%	Class IB	$51.70	336,205
EQ/Capital Group Research	1.45%	Class IB	$80.78	96
EQ/Capital Group Research	1.70%	Class IB	$71.01	32,914
EQ/Capital Group Research	1.95%	Class IB	$70.02	233
EQ/Capital Group Research	2.35%	Class IB	$60.66	17,232
EQ/Capital Group Research	2.80%	Class IB	$57.77	66

EQ/Conservative Allocation	1.20%	Class IB	$13.52	600
EQ/Conservative Allocation	1.25%	Class IB	$13.39	22,314
EQ/Conservative Allocation	1.35%	Class IB	$13.15	11,700
EQ/Conservative Allocation	1.70%	Class IB	$12.32	7,457

EQ/Conservative-Plus Allocation	1.20%	Class IB	$16.13	1,328
EQ/Conservative-Plus Allocation	1.25%	Class IB	$15.98	5,595
EQ/Conservative-Plus Allocation	1.35%	Class IB	$15.69	18,140
EQ/Conservative-Plus Allocation	1.70%	Class IB	$14.70	4,378
EQ/Conservative-Plus Allocation	2.35%	Class IB	$13.03	2,248

EQ/Core Bond Index	1.20%	Class IB	$14.41	62,963
EQ/Core Bond Index	1.25%	Class IB	$11.37	153,228
EQ/Core Bond Index	1.35%	Class IB	$13.51	196,267
EQ/Core Bond Index	1.50%	Class IB	$12.06	543
EQ/Core Bond Index	1.70%	Class IB	$12.80	75,735
EQ/Core Bond Index	2.00%	Class IB	$9.96	155
EQ/Core Bond Index	2.35%	Class IB	$10.92	72,991
EQ/Core Bond Index	2.80%	Class IB	$8.31	9,453

EQ/Core Plus Bond	1.20%	Class IA	$14.72	11,812
EQ/Core Plus Bond	1.50%	Class IA	$13.54	104
EQ/Core Plus Bond	1.70%	Class IA	$13.05	21,631
EQ/Core Plus Bond	2.00%	Class IA	$10.69	81
EQ/Core Plus Bond	2.35%	Class IA	$11.24	36,073
EQ/Core Plus Bond	2.80%	Class IA	$8.92	114

EQ/Global Equity Managed Volatility	1.20%	Class IB	$65.44	6,775
EQ/Global Equity Managed Volatility	1.45%	Class IB	$80.48	27
EQ/Global Equity Managed Volatility	1.50%	Class IB	$79.55	105
EQ/Global Equity Managed Volatility	1.70%	Class IB	$60.41	11,670
EQ/Global Equity Managed Volatility	2.35%	Class IB	$52.68	10,350
EQ/Global Equity Managed Volatility	2.80%	Class IB	$54.13	448

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Intermediate Government Bond	1.20%	Class IA	$12.11	33,584
EQ/Intermediate Government Bond	1.25%	Class IA	$17.18	30,643
EQ/Intermediate Government Bond	1.35%	Class IA	$13.30	88,028
EQ/Intermediate Government Bond	1.50%	Class IA	$10.90	478
EQ/Intermediate Government Bond	1.70%	Class IA	$10.76	41,290
EQ/Intermediate Government Bond	1.95%	Class IA	$9.71	347
EQ/Intermediate Government Bond	2.00%	Class IA	$9.60	188
EQ/Intermediate Government Bond	2.35%	Class IA	$9.22	70,546
EQ/Intermediate Government Bond	2.80%	Class IA	$8.01	495

EQ/Janus Enterprise	1.20%	Class IB	$34.78	44,035
EQ/Janus Enterprise	1.35%	Class IB	$56.50	21,026
EQ/Janus Enterprise	1.50%	Class IB	$55.14	200
EQ/Janus Enterprise	1.70%	Class IB	$34.28	40,372
EQ/Janus Enterprise	2.35%	Class IB	$27.20	42,719
EQ/Janus Enterprise	2.80%	Class IB	$36.70	26

EQ/JPMorgan Growth Stock Portfolio	1.25%	Class IB	$256.95	141,565
EQ/JPMorgan Growth Stock Portfolio	1.35%	Class IB	$55.86	253,075

EQ/Large Cap Growth Managed Volatility	1.35%	Class IB	$58.37	128,191

EQ/Large Cap Value Index	1.20%	Class IB	$42.09	37,353
EQ/Large Cap Value Index	1.35%	Class IB	$40.05	61,732
EQ/Large Cap Value Index	1.50%	Class IB	$48.58	259
EQ/Large Cap Value Index	1.70%	Class IB	$37.45	56,940
EQ/Large Cap Value Index	1.95%	Class IB	$39.69	290
EQ/Large Cap Value Index	2.00%	Class IB	$39.25	125
EQ/Large Cap Value Index	2.35%	Class IB	$31.24	51,906
EQ/Large Cap Value Index	2.80%	Class IB	$32.74	734

EQ/Large Cap Value Managed Volatility	1.20%	Class IB	$29.02	2,913
EQ/Large Cap Value Managed Volatility	1.25%	Class IB	$170.69	10,840
EQ/Large Cap Value Managed Volatility	1.45%	Class IB	$37.77	48
EQ/Large Cap Value Managed Volatility	1.70%	Class IB	$25.88	12,051
EQ/Large Cap Value Managed Volatility	2.35%	Class IB	$23.12	6,761

EQ/Loomis Sayles Growth Portfolio	1.20%	Class IB	$73.74	67,676
EQ/Loomis Sayles Growth Portfolio	1.35%	Class IB	$68.80	690,655
EQ/Loomis Sayles Growth Portfolio	1.45%	Class IB	$84.21	306
EQ/Loomis Sayles Growth Portfolio	1.50%	Class IB	$83.24	227
EQ/Loomis Sayles Growth Portfolio	1.70%	Class IB	$63.96	73,656
EQ/Loomis Sayles Growth Portfolio	2.00%	Class IB	$73.03	79
EQ/Loomis Sayles Growth Portfolio	2.35%	Class IB	$55.05	58,886
EQ/Loomis Sayles Growth Portfolio	2.80%	Class IB	$60.93	83

EQ/MFS International Growth	1.25%	Class IB	$44.48	77,061
EQ/MFS International Growth	1.35%	Class IB	$31.09	91,269

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/Mid Cap Index	1.20%	Class IB	$49.87	25,212
EQ/Mid Cap Index	1.35%	Class IB	$47.99	18,016
EQ/Mid Cap Index	1.50%	Class IB	$55.32	612
EQ/Mid Cap Index	1.70%	Class IB	$43.79	34,140
EQ/Mid Cap Index	2.00%	Class IB	$44.75	134
EQ/Mid Cap Index	2.35%	Class IB	$37.93	56,002
EQ/Mid Cap Index	2.80%	Class IB	$37.34	1,436

EQ/Mid Cap Value Managed Volatility	1.20%	Class IB	$38.34	32,610
EQ/Mid Cap Value Managed Volatility	1.35%	Class IB	$37.41	60,586
EQ/Mid Cap Value Managed Volatility	1.45%	Class IB	$36.81	51
EQ/Mid Cap Value Managed Volatility	1.50%	Class IB	$36.51	231
EQ/Mid Cap Value Managed Volatility	1.70%	Class IB	$35.33	62,126
EQ/Mid Cap Value Managed Volatility	2.00%	Class IB	$33.64	25
EQ/Mid Cap Value Managed Volatility	2.35%	Class IB	$31.77	52,555
EQ/Mid Cap Value Managed Volatility	2.80%	Class IB	$29.51	97

EQ/Moderate Allocation	1.20%	Class IB	$17.20	193,304
EQ/Moderate Allocation	1.25%	Class IB	$17.04	44,750
EQ/Moderate Allocation	1.35%	Class IB	$16.73	92,908
EQ/Moderate Allocation	1.70%	Class IB	$15.67	38,268
EQ/Moderate Allocation	2.35%	Class IB	$13.89	15,414

EQ/Moderate-Plus Allocation	1.20%	Class IB	$20.64	6,612
EQ/Moderate-Plus Allocation	1.25%	Class IB	$20.45	50,829
EQ/Moderate-Plus Allocation	1.35%	Class IB	$20.07	23,929
EQ/Moderate-Plus Allocation	1.70%	Class IB	$18.81	25,606
EQ/Moderate-Plus Allocation	2.35%	Class IB	$16.67	7,124

EQ/Money Market	1.20%	Class IA	$10.62	354,203
EQ/Money Market	1.25%	Class IA	$10.52	1,002
EQ/Money Market	1.25%	Class IA	$10.52	175,456
EQ/Money Market	1.35%	Class IA	$10.30	1,017,662
EQ/Money Market	1.50%	Class IA	$9.99	939
EQ/Money Market	1.70%	Class IA	$9.59	125,399
EQ/Money Market	2.00%	Class IA	$9.03	207
EQ/Money Market	2.35%	Class IA	$8.41	114,530
EQ/Money Market	2.80%	Class IA	$7.67	325

EQ/Morgan Stanley Small Cap Growth	1.20%	Class IB	$17.59	38,510
EQ/Morgan Stanley Small Cap Growth	1.35%	Class IB	$17.44	346,083
EQ/Morgan Stanley Small Cap Growth	1.45%	Class IB	$17.34	715
EQ/Morgan Stanley Small Cap Growth	1.50%	Class IB	$17.30	171
EQ/Morgan Stanley Small Cap Growth	1.70%	Class IB	$17.10	48,191
EQ/Morgan Stanley Small Cap Growth	2.00%	Class IB	$16.81	127
EQ/Morgan Stanley Small Cap Growth	2.35%	Class IB	$16.48	44,919

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
EQ/PIMCO Ultra Short Bond	1.20%	Class IB	$13.26	20,204
EQ/PIMCO Ultra Short Bond	1.35%	Class IB	$12.76	32,394
EQ/PIMCO Ultra Short Bond	1.50%	Class IB	$12.16	22
EQ/PIMCO Ultra Short Bond	1.70%	Class IB	$11.82	22,818
EQ/PIMCO Ultra Short Bond	1.95%	Class IB	$10.24	511
EQ/PIMCO Ultra Short Bond	2.35%	Class IB	$10.10	24,022

EQ/Quality Bond PLUS	1.25%	Class IB	$23.28	22,407
EQ/Quality Bond PLUS	1.35%	Class IB	$15.37	86,254

EQ/Small Company Index	1.20%	Class IB	$56.41	8,170
EQ/Small Company Index	1.25%	Class IB	$221.65	1,605
EQ/Small Company Index	1.50%	Class IB	$57.01	158
EQ/Small Company Index	1.70%	Class IB	$50.57	12,072
EQ/Small Company Index	2.35%	Class IB	$43.66	9,290
EQ/Small Company Index	2.80%	Class IB	$40.82	322

EQ/Value Equity	1.20%	Class IB	$32.11	12,860
EQ/Value Equity	1.35%	Class IB	$31.23	28,004
EQ/Value Equity	1.50%	Class IB	$30.48	475
EQ/Value Equity	1.70%	Class IB	$29.01	21,838
EQ/Value Equity	1.95%	Class IB	$27.82	354
EQ/Value Equity	2.35%	Class IB	$25.42	16,498
EQ/Value Equity	2.80%	Class IB	$23.40	437

Fidelity® VIP Contrafund® Portfolio	1.35%	Service Class	$84.74	252,648

Franklin Income VIP Fund	1.20%	Class 2	$36.47	44,471
Franklin Income VIP Fund	1.35%	Class 2	$35.19	51,905
Franklin Income VIP Fund	1.50%	Class 2	$34.28	294
Franklin Income VIP Fund	1.70%	Class 2	$32.01	80,919
Franklin Income VIP Fund	2.35%	Class 2	$27.68	82,792
Franklin Income VIP Fund	2.80%	Class 2	$25.10	53

Franklin Rising Dividends VIP Fund	1.20%	Class 2	$62.85	8,396
Franklin Rising Dividends VIP Fund	1.35%	Class 2	$60.87	23,694
Franklin Rising Dividends VIP Fund	1.70%	Class 2	$55.72	29,729
Franklin Rising Dividends VIP Fund	2.35%	Class 2	$46.72	31,541
Franklin Rising Dividends VIP Fund	2.80%	Class 2	$43.19	55

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Continued)
December 31, 2025

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
Invesco V.I. Global Fund	1.20%	Service Class	$70.91	17,647
Invesco V.I. Global Fund	1.35%	Service Class	$68.21	31,040
Invesco V.I. Global Fund	1.50%	Service Class	$67.95	489
Invesco V.I. Global Fund	1.70%	Service Class	$63.97	21,206
Invesco V.I. Global Fund	2.00%	Service Class	$58.30	56
Invesco V.I. Global Fund	2.35%	Service Class	$49.21	11,952
Invesco V.I. Global Fund	2.80%	Service Class	$48.64	53

Invesco V.I. Diversified Dividend Fund	1.20%	Series 1	$20.12	2,366
Invesco V.I. Diversified Dividend Fund	1.70%	Series 1	$18.72	12,682
Invesco V.I. Diversified Dividend Fund	2.35%	Series 1	$16.41	12,956

Invesco V.I. Global Core Equity Fund	1.20%	Series 1	$26.90	7,198
Invesco V.I. Global Core Equity Fund	1.70%	Series 1	$24.13	4,836
Invesco V.I. Global Core Equity Fund	2.35%	Series 1	$20.59	3,154

Invesco V.I. Health Care Fund	1.20%	Series 1	$42.62	6,206
Invesco V.I. Health Care Fund	1.70%	Series 1	$37.87	7,812
Invesco V.I. Health Care Fund	2.35%	Series 1	$32.12	9,804

Invesco V.I. Technology Fund	1.20%	Series 1	$56.89	5,423
Invesco V.I. Technology Fund	1.70%	Series 1	$50.89	3,656
Invesco V.I. Technology Fund	2.35%	Series 1	$48.28	7,162

Janus Henderson Balanced Portfolio	1.35%	Institutional Shares	$50.44	179,801

Janus Henderson Enterprise Portfolio	1.35%	Institutional Shares	$52.66	202,049

Janus Henderson Forty Portfolio	1.35%	Institutional Shares	$86.04	156,840
Janus Henderson Forty Portfolio	1.20%	Service Shares	$106.60	15,498
Janus Henderson Forty Portfolio	1.45%	Service Shares	$113.97	118
Janus Henderson Forty Portfolio	1.50%	Service Shares	$112.66	274
Janus Henderson Forty Portfolio	1.70%	Service Shares	$99.48	11,011
Janus Henderson Forty Portfolio	2.00%	Service Shares	$101.76	21
Janus Henderson Forty Portfolio	2.35%	Service Shares	$85.33	8,722
Janus Henderson Forty Portfolio	2.80%	Service Shares	$84.90	476

Janus Henderson Global Research Portfolio	1.35%	Institutional Shares	$35.32	189,142

Janus Henderson Overseas Portfolio	1.20%	Service Shares	$39.30	28,945
Janus Henderson Overseas Portfolio	1.50%	Service Shares	$50.35	610
Janus Henderson Overseas Portfolio	1.70%	Service Shares	$37.55	32,945
Janus Henderson Overseas Portfolio	2.00%	Service Shares	$44.19	110
Janus Henderson Overseas Portfolio	2.35%	Service Shares	$32.08	28,665
Janus Henderson Overseas Portfolio	2.80%	Service Shares	$36.87	498

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Assets and Liabilities (Concluded)
December 31, 2025

	Contract			Units
	Charges *	Share Class **	Unit Value	Outstanding
MFS® Utilities Series	1.20%	Initial Class	$75.91	13,391
MFS® Utilities Series	1.50%	Initial Class	$90.37	177
MFS® Utilities Series	1.70%	Initial Class	$65.91	7,983
MFS® Utilities Series	2.35%	Initial Class	$52.90	7,362

PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.20%	Administrative Class	$20.85	21,754
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.35%	Administrative Class	$19.48	25,407
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.50%	Administrative Class	$17.46	198
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1.70%	Administrative Class	$18.52	18,346
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.00%	Administrative Class	$13.68	82
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2.35%	Administrative Class	$16.02	22,950

ProFund VP Bear	1.20%	Common Shares	$0.45	491
ProFund VP Bear	1.35%	Common Shares	$0.44	2,720
ProFund VP Bear	1.50%	Common Shares	$0.42	25
ProFund VP Bear	1.70%	Common Shares	$0.44	44,374
ProFund VP Bear	2.35%	Common Shares	$0.35	780

ProFund VP Rising Rates Opportunity	1.20%	Common Shares	$2.31	5,494
ProFund VP Rising Rates Opportunity	1.35%	Common Shares	$2.04	9,685
ProFund VP Rising Rates Opportunity	1.50%	Common Shares	$1.98	9
ProFund VP Rising Rates Opportunity	1.70%	Common Shares	$2.06	45,152
ProFund VP Rising Rates Opportunity	2.35%	Common Shares	$1.78	11,866

ProFund VP UltraBull	1.20%	Common Shares	$135.89	2,093
ProFund VP UltraBull	1.35%	Common Shares	$147.44	15,301
ProFund VP UltraBull	1.45%	Common Shares	$148.47	136
ProFund VP UltraBull	1.70%	Common Shares	$118.80	5,361
ProFund VP UltraBull	2.35%	Common Shares	$116.46	6,451
ProFund VP UltraBull	2.80%	Common Shares	$102.82	587

*	Contract charges reflect the annual mortality and risk expenses related to the Variable Investment Option.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 5 of these financial statements.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations

For the year ended December 31, 2025

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$167,351	$21,206	$477,190	$6,304	$177,008	$1,227

Expenses:
Asset-based charges	118,483	12,275	1,054,347	25,338	233,015	15,847

Net Investment Income (Loss)	48,868	8,931	(577,157)	(19,034)	(56,007)	(14,620)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	5,769	7,531	4,815,555	78,609	928,088	(7,922)
Realized gain distribution from the Portfolios	632,257	22,944	4,779,211	131,790	964,773	82,243
Net realized gain (loss) on investments	638,026	30,475	9,594,766	210,399	1,892,861	74,321

Net change in unrealized appreciation (depreciation) of investments	156,508	57,882	(714,152)	53,020	741,643	(2,041)
Net Realized and Unrealized Gain (Loss) on Investments	794,534	88,357	8,880,614	263,419	2,634,504	72,280

Net Increase (Decrease) in Net Assets Resulting from Operations	$843,402	$97,288	$8,303,457	$244,385	$2,578,497	$57,660

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2025

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,279	$1,440,840	$99,834	$16,814	$12,165	$213,801

Expenses:
Asset-based charges	18,391	860,918	322,276	7,296	9,898	109,195

Net Investment Income (Loss)	(112)	579,922	(222,442)	9,518	2,267	104,606

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(11,188)	577,666	771,998	(17,071)	(24,079)	(29,893)
Realized gain distribution from the Portfolios	119,760	3,516,429	1,869,650	12,856	33,147	-
Net realized gain (loss) on investments	108,572	4,094,095	2,641,648	(4,215)	9,068	(29,893)

Net change in unrealized appreciation (depreciation) of investments	26,080	5,097,420	1,414,432	27,182	42,660	274,375
Net Realized and Unrealized Gain (Loss) on Investments	134,652	9,191,515	4,056,080	22,967	51,728	244,482

Net Increase (Decrease) in Net Assets Resulting from Operations	$134,540	$9,771,437	$3,833,638	$32,485	$53,995	$349,088

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2025

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$44,063	$13,458	$97,478	$-	$-	$7,059

Expenses:
Asset-based charges	17,053	30,640	50,304	84,885	637,934	100,853

Net Investment Income (Loss)	27,010	(17,182)	47,174	(84,885)	(637,934)	(93,794)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(17,313)	47,975	(8,059)	71,532	3,482,499	177,408
Realized gain distribution from the Portfolios	-	170,404	-	461,540	7,641,957	1,045,786
Net realized gain (loss) on investments	(17,313)	218,379	(8,059)	533,072	11,124,456	1,223,194

Net change in unrealized appreciation (depreciation) of investments	46,608	65,188	82,604	(132,266)	(4,158,969)	(444,922)
Net Realized and Unrealized Gain (Loss) on Investments	29,295	283,567	74,545	400,806	6,965,487	778,272

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,305	$266,385	$121,719	$315,921	$6,327,553	$684,478

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2025

	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$91,538	$31,724	$-	$57,626	$47,791	$87,554

Expenses:
Asset-based charges	124,115	31,848	867,905	80,849	104,132	126,212

Net Investment Income (Loss)	(32,577)	(124)	(867,905)	(23,223)	(56,341)	(38,658)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	375,291	24,789	3,050,064	140,994	214,510	234,374
Realized gain distribution from the Portfolios	435,960	194,313	4,621,262	523,694	345,455	522,170
Net realized gain (loss) on investments	811,251	219,102	7,671,326	664,688	559,965	756,544

Net change in unrealized appreciation (depreciation) of investments	170,675	(16,346)	(216,551)	457,596	(226,059)	(492,122)
Net Realized and Unrealized Gain (Loss) on Investments	981,926	202,756	7,454,775	1,122,284	333,906	264,422

Net Increase (Decrease) in Net Assets Resulting from Operations	$949,349	$202,632	$6,586,870	$1,099,061	$277,565	$225,764

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2025

	EQ/Moderate Allocation*	EQ/Moderate- Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$150,746	$42,023	$710,036	$23,132	$48,935	$64,100

Expenses:
Asset-based charges	86,648	36,967	272,367	124,386	20,156	25,185

Net Investment Income (Loss)	64,098	5,056	437,669	(101,254)	28,779	38,915

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(47,976)	(133,852)	(2,756)	(323,613)	2,708	(27,588)
Realized gain distribution from the Portfolios	375,504	170,152	96	-	-	-
Net realized gain (loss) on investments	327,528	36,300	(2,660)	(323,613)	2,708	(27,588)

Net change in unrealized appreciation (depreciation) of investments	159,377	162,728	(10,778)	901,861	3,369	80,109
Net Realized and Unrealized Gain (Loss) on Investments	486,905	199,028	(13,438)	578,248	6,077	52,521

Net Increase (Decrease) in Net Assets Resulting from Operations	$551,003	$204,084	$424,231	$476,994	$34,856	$91,436

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2025

	EQ/Small Company Index*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$14,933	$34,186	$10,181	$426,489	$41,308	$7,683

Expenses:
Asset-based charges	30,200	41,424	276,334	142,357	88,182	9,364

Net Investment Income (Loss)	(15,267)	(7,238)	(266,153)	284,132	(46,874)	(1,681)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	48,180	177,198	1,084,914	14,630	132,144	24,003
Realized gain distribution from the Portfolios	61,092	57,964	3,265,600	89,646	494,893	36,733
Net realized gain (loss) on investments	109,272	235,162	4,350,514	104,276	627,037	60,736

Net change in unrealized appreciation (depreciation) of investments	92,674	9,643	(355,000)	458,681	(100,853)	1,343
Net Realized and Unrealized Gain (Loss) on Investments	201,946	244,805	3,995,514	562,957	526,184	62,079

Net Increase (Decrease) in Net Assets Resulting from Operations	$186,679	$237,567	$3,729,361	$847,089	$479,310	$60,398

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2025

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$4,997	$-	$-	$-	$179,833	$21,526

Expenses:
Asset-based charges	6,166	80,456	16,252	15,356	120,627	144,492

Net Investment Income (Loss)	(1,169)	(80,456)	(16,252)	(15,356)	59,206	(122,966)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	20,625	132,922	37,203	67,253	558,724	351,444
Realized gain distribution from the Portfolios	24,739	1,004,351	34,754	96,319	294,455	812,228
Net realized gain (loss) on investments	45,364	1,137,273	71,957	163,572	853,179	1,163,672

Net change in unrealized appreciation (depreciation) of investments	6,337	(398,006)	59,032	78	233,246	(396,941)
Net Realized and Unrealized Gain (Loss) on Investments	51,701	739,267	130,989	163,650	1,086,425	766,731

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,532	$658,811	$114,737	$148,294	$1,145,631	$643,765

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Continued)

For the year ended December 31, 2025

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear

Income and Expenses:
Investment Income:
Dividends from the Portfolios	$9,454	$37,413	$42,164	$56,674	$74,465	$538

Expenses:
Asset-based charges	234,678	87,655	54,697	31,282	26,466	447

Net Investment Income (Loss)	(225,224)	(50,242)	(12,533)	25,392	47,999	91

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	773,601	372,427	113,606	57,597	(122,526)	(8,075)
Realized gain distribution from the Portfolios	2,042,052	570,162	-	25,919	-	-
Net realized gain (loss) on investments	2,815,653	942,589	113,606	83,516	(122,526)	(8,075)

Net change in unrealized appreciation (depreciation) of investments	(90,703)	257,612	650,519	136,455	247,761	(2,216)
Net Realized and Unrealized Gain (Loss) on Investments	2,724,950	1,200,201	764,125	219,971	125,235	(10,291)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,499,726	$1,149,959	$751,592	$245,363	$173,234	$(10,200)

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Operations (Concluded)

For the year ended December 31, 2025

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,925	$26,937

Expenses:
Asset-based charges	2,496	57,800

Net Investment Income (Loss)	3,429	(30,863)

Net Realized and Unrealized Gain(Loss) on Investments:
Realized gain (loss) on investments	(6,160)	(257,901)
Realized gain distribution from the Portfolios	10,366	486,711
Net realized gain (loss) on investments	4,206	228,810

Net change in unrealized appreciation (depreciation) of investments	(8,056)	555,456
Net Realized and Unrealized Gain (Loss) on Investments	(3,850)	784,266

Net Increase (Decrease) in Net Assets Resulting from Operations	$(421)	$753,403

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets

For the year ended December 31, 2025

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$48,868	$8,931	$(577,157)	$(19,034)	$(56,007)	$(14,620)
Net realized gain (loss) on investments	638,026	30,475	9,594,766	210,399	1,892,861	74,321
Net change in unrealized appreciation (depreciation) of investments	156,508	57,882	(714,152)	53,020	741,643	(2,041)

Net increase (decrease) in net assets resulting from operations	843,402	97,288	8,303,457	244,385	2,578,497	57,660

From Contractowners Transactions:
Payments received from Contractowners	113,009	8,437	288,312	1,690	91,953	1,304
Transfers between Variable Investment Options including guaranteed investment account, net	(87,103)	(14,408)	(1,405,699)	(73,688)	2,161	13,230
Redemptions for contract benefits and terminations	(709,102)	(74,680)	(10,785,416)	(212,979)	(1,664,151)	(122,450)
Contract maintenance charges	(400)	(27)	(18,129)	(93)	-	(110)

Net increase (decrease) in net assets resulting from contractowners transactions	(683,596)	(80,678)	(11,920,932)	(285,070)	(1,570,037)	(108,026)

Net Increase (Decrease) in Net Assets	159,806	16,610	(3,617,475)	(40,685)	1,008,460	(50,366)

Net Assets - Beginning of Year	7,810,871	727,011	82,037,517	1,853,493	17,010,964	908,361
Net Assets - End of Year	$7,970,677	$743,621	$78,420,042	$1,812,808	$18,019,424	$857,995

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2025

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative- Plus Allocation*	EQ/Core Bond Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(112)	$579,922	$(222,442)	$9,518	$2,267	$104,606
Net realized gain (loss) on investments	108,572	4,094,095	2,641,648	(4,215)	9,068	(29,893)
Net change in unrealized appreciation (depreciation) of investments	26,080	5,097,420	1,414,432	27,182	42,660	274,375

Net increase (decrease) in net assets resulting from operations	134,540	9,771,437	3,833,638	32,485	53,995	349,088

From Contractowners Transactions:
Payments received from Contractowners	450	285,777	126,892	-	32,639	28,005
Transfers between Variable Investment Options including guaranteed investment account, net	(969)	(916,981)	(249,616)	(13,330)	(59,223)	2,680
Redemptions for contract benefits and terminations	(144,291)	(6,914,209)	(2,482,809)	(40,846)	(323,534)	(772,258)
Contract maintenance charges	(266)	(36,902)	(733)	(169)	(74)	(1,657)

Net increase (decrease) in net assets resulting from contractowners transactions	(145,076)	(7,582,315)	(2,606,266)	(54,345)	(350,192)	(743,230)

Net Increase (Decrease) in Net Assets	(10,536)	2,189,122	1,227,372	(21,860)	(296,197)	(394,142)

Net Assets - Beginning of Year	1,342,302	65,908,147	22,358,362	574,542	785,358	7,548,216
Net Assets - End of Year	$1,331,766	$68,097,269	$23,585,734	$552,682	$489,161	$7,154,074

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2025

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$27,010	$(17,182)	$47,174	$(84,885)	$(637,934)	$(93,794)
Net realized gain (loss) on investments	(17,313)	218,379	(8,059)	533,072	11,124,456	1,223,194
Net change in unrealized appreciation (depreciation) of investments	46,608	65,188	82,604	(132,266)	(4,158,969)	(444,922)

Net increase (decrease) in net assets resulting from operations	56,305	266,385	121,719	315,921	6,327,553	684,478

From Contractowners Transactions:
Payments received from Contractowners	2,597	7,015	12,160	9,024	206,406	11,663
Transfers between Variable Investment Options including guaranteed investment account, net	(16,167)	(19,596)	81,924	(29,899)	(383,537)	(26,250)
Redemptions for contract benefits and terminations	(104,095)	(250,352)	(212,787)	(361,592)	(6,018,462)	(926,091)
Contract maintenance charges	(149)	(225)	(479)	(545)	(14,579)	-

Net increase (decrease) in net assets resulting from contractowners transactions	(117,814)	(263,158)	(119,182)	(383,012)	(6,210,172)	(940,678)

Net Increase (Decrease) in Net Assets	(61,509)	3,227	2,537	(67,091)	117,381	(256,200)

Net Assets - Beginning of Year	926,428	1,725,226	3,210,199	5,344,431	50,393,846	7,738,204
Net Assets - End of Year	$864,919	$1,728,453	$3,212,736	$5,277,340	$50,511,227	$7,482,004

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2025

	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(32,577)	$(124)	$(867,905)	$(23,223)	$(56,341)	$(38,658)
Net realized gain (loss) on investments	811,251	219,102	7,671,326	664,688	559,965	756,544
Net change in unrealized appreciation (depreciation) of investments	170,675	(16,346)	(216,551)	457,596	(226,059)	(492,122)

Net increase (decrease) in net assets resulting from operations	949,349	202,632	6,586,870	1,099,061	277,565	225,764

From Contractowners Transactions:
Payments received from Contractowners	68,195	1,476	404,943	16,656	6,565	24,902
Transfers between Variable Investment Options including guaranteed investment account, net	79,179	263	(1,134,711)	(118,399)	(58,856)	(93,378)
Redemptions for contract benefits and terminations	(788,451)	(98,675)	(7,875,687)	(626,386)	(559,516)	(1,004,180)
Contract maintenance charges	(791)	(682)	(1,877)	(1,790)	(764)	(659)

Net increase (decrease) in net assets resulting from contractowners transactions	(641,868)	(97,618)	(8,607,332)	(729,919)	(612,571)	(1,073,315)

Net Increase (Decrease) in Net Assets	307,481	105,014	(2,020,462)	369,142	(335,006)	(847,551)

Net Assets - Beginning of Year	7,544,255	2,299,896	62,532,926	5,895,822	6,169,704	8,243,166
Net Assets - End of Year	$7,851,736	$2,404,910	$60,512,464	$6,264,964	$5,834,698	$7,395,615

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2025

	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$64,098	$5,056	$437,669	$(101,254)	$28,779	$38,915
Net realized gain (loss) on investments	327,528	36,300	(2,660)	(323,613)	2,708	(27,588)
Net change in unrealized appreciation (depreciation) of investments	159,377	162,728	(10,778)	901,861	3,369	80,109

Net increase (decrease) in net assets resulting from operations	551,003	204,084	424,231	476,994	34,856	91,436

From Contractowners Transactions:
Payments received from Contractowners	2,028	11,038	960,067	15,083	10,691	7,990
Transfers between Variable Investment Options including guaranteed investment account, net	107,746	25,043	6,209,887	(68,941)	(44,588)	35,008
Redemptions for contract benefits and terminations	(661,696)	(1,314,223)	(11,166,226)	(1,000,310)	(138,484)	(215,747)
Contract maintenance charges	(504)	(243)	(3,026)	(494)	(131)	(380)

Net increase (decrease) in net assets resulting from contractowners transactions	(552,426)	(1,278,385)	(3,999,298)	(1,054,662)	(172,512)	(173,129)

Net Increase (Decrease) in Net Assets	(1,423)	(1,074,301)	(3,575,067)	(577,668)	(137,656)	(81,693)

Net Assets - Beginning of Year	6,456,277	3,330,721	21,854,637	8,873,678	1,336,680	1,928,747
Net Assets - End of Year	$6,454,854	$2,256,420	$18,279,570	$8,296,010	$1,199,024	$1,847,054

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2025

	EQ/Small Company Index*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(15,267)	$(7,238)	$(266,153)	$284,132	$(46,874)	$(1,681)
Net realized gain (loss) on investments	109,272	235,162	4,350,514	104,276	627,037	60,736
Net change in unrealized appreciation (depreciation) of investments	92,674	9,643	(355,000)	458,681	(100,853)	1,343

Net increase (decrease) in net assets resulting from operations	186,679	237,567	3,729,361	847,089	479,310	60,398

From Contractowners Transactions:
Payments received from Contractowners	3,898	6,398	29,832	62,424	41,354	2,644
Transfers between Variable Investment Options including guaranteed investment account, net	4,949	9,878	(143,552)	(200,266)	(122,960)	21,780
Redemptions for contract benefits and terminations	(427,558)	(735,827)	(2,129,185)	(876,546)	(646,461)	(72,989)
Contract maintenance charges	(265)	(167)	-	(706)	(265)	(38)

Net increase (decrease) in net assets resulting from contractowners transactions	(418,976)	(719,718)	(2,242,905)	(1,015,094)	(728,332)	(48,603)

Net Increase (Decrease) in Net Assets	(232,297)	(482,151)	1,486,456	(168,005)	(249,022)	11,795

Net Assets - Beginning of Year	2,087,307	2,856,974	19,923,742	8,509,453	5,351,242	485,934
Net Assets - End of Year	$1,855,010	$2,374,823	$21,410,198	$8,341,448	$5,102,220	$497,729

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2025

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,169)	$(80,456)	$(16,252)	$(15,356)	$59,206	$(122,966)
Net realized gain (loss) on investments	45,364	1,137,273	71,957	163,572	853,179	1,163,672
Net change in unrealized appreciation (depreciation) of investments	6,337	(398,006)	59,032	78	233,246	(396,941)

Net increase (decrease) in net assets resulting from operations	50,532	658,811	114,737	148,294	1,145,631	643,765

From Contractowners Transactions:
Payments received from Contractowners	267	5,544	3,927	1,476	12,929	73,437
Transfers between Variable Investment Options including guaranteed investment account, net	(25,037)	18,755	2,857	14,019	(295,462)	(12,144)
Redemptions for contract benefits and terminations	(44,467)	(686,732)	(190,356)	(214,280)	(945,833)	(1,058,464)
Contract maintenance charges	(36)	(407)	(88)	(129)	-	-

Net increase (decrease) in net assets resulting from contractowners transactions	(69,273)	(662,840)	(183,660)	(198,914)	(1,228,366)	(997,171)

Net Increase (Decrease) in Net Assets	(18,741)	(4,029)	(68,923)	(50,620)	(82,735)	(353,406)

Net Assets - Beginning of Year	394,040	5,356,133	944,246	891,057	9,151,345	10,992,607
Net Assets - End of Year	$375,299	$5,352,104	$875,323	$840,437	$9,068,610	$10,639,201

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2025

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(225,224)	$(50,242)	$(12,533)	$25,392	$47,999	$91
Net realized gain (loss) on investments	2,815,653	942,589	113,606	83,516	(122,526)	(8,075)
Net change in unrealized appreciation (depreciation) of investments	(90,703)	257,612	650,519	136,455	247,761	(2,216)

Net increase (decrease) in net assets resulting from operations	2,499,726	1,149,959	751,592	245,363	173,234	(10,200)

From Contractowners Transactions:
Payments received from Contractowners	36,860	26,690	7,701	1,818	11,901	-
Transfers between Variable Investment Options including guaranteed investment account, net	44,701	(9,108)	(112,688)	(18,220)	(86,685)	11,621
Redemptions for contract benefits and terminations	(2,346,252)	(697,409)	(321,669)	(250,543)	(173,267)	(38)
Contract maintenance charges	(434)	-	(686)	(262)	(205)	(1)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,265,125)	(679,827)	(427,342)	(267,207)	(248,256)	11,582

Net Increase (Decrease) in Net Assets	234,601	470,132	324,250	(21,844)	(75,022)	1,382

Net Assets - Beginning of Year	16,838,998	6,210,056	3,024,163	1,970,020	1,735,620	20,004
Net Assets - End of Year	$17,073,599	$6,680,188	$3,348,413	$1,948,176	$1,660,598	$21,386

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2025

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,429	$(30,863)
Net realized gain (loss) on investments	4,206	228,810
Net change in unrealized appreciation (depreciation) of investments	(8,056)	555,456

Net increase (decrease) in net assets resulting from operations	(421)	753,403

From Contractowners Transactions:
Payments received from Contractowners	2,289	58,716
Transfers between Variable Investment Options including guaranteed investment account, net	71	(132,319)
Redemptions for contract benefits and terminations	(6,001)	(220,476)
Contract maintenance charges	(10)	(149)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,651)	(294,228)

Net Increase (Decrease) in Net Assets	(4,072)	459,175

Net Assets - Beginning of Year	150,742	3,550,129
Net Assets - End of Year	$146,670	$4,009,304

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets

For the year ended December 31, 2024

	1290 VT Equity Income*	1290 VT GAMCO Mergers & Acquisitions*	1290 VT GAMCO Small Company Value*	1290 VT Socially Responsible*	BNY Mellon Stock Index Fund, Inc.	EQ/AB Small Cap Growth*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$37,197	$470	$(653,856)	$(17,817)	$(37,098)	$(14,158)
Net realized gain (loss) on investments	622,541	37,594	10,798,382	914,147	2,471,035	82,145
Net change in unrealized appreciation (depreciation) of investments	(18,578)	28,292	(2,016,641)	(566,056)	1,180,335	31,319

Net increase (decrease) in net assets resulting from operations	641,160	66,356	8,127,885	330,274	3,614,272	99,306

From Contractowners Transactions:
Payments received from Contractowners	16,511	10,222	261,908	10,898	159,503	1,279
Transfers between Variable Investment Options including guaranteed investment account, net	(124,302)	(339,062)	(1,098,680)	1,218	(29,694)	(13,242)
Redemptions for contract benefits and terminations	(814,736)	(298,639)	(9,928,088)	(180,517)	(2,947,358)	(64,121)
Contract maintenance charges	(488)	(31)	(20,645)	(108)	-	(130)

Net increase (decrease) in net assets resulting from contractowners transactions	(923,015)	(627,510)	(10,785,505)	(168,509)	(2,817,549)	(76,214)

Net Increase (Decrease) in Net Assets	(281,855)	(561,154)	(2,657,620)	161,765	796,723	23,092

Net Assets - Beginning of Year	8,092,726	1,288,165	84,695,137	1,691,728	16,214,241	885,269
Net Assets - End of Year	$7,810,871	$727,011	$82,037,517	$1,853,493	$17,010,964	$908,361

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Aggressive Allocation*	EQ/All Asset Growth Allocation*	EQ/Capital Group Research*	EQ/Conservative Allocation*	EQ/Conservative-Plus Allocation*	EQ/Core Bond Index*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$10,111	$630,951	$41,620	$7,596	$9,401	$73,484
Net realized gain (loss) on investments	57,558	1,769,926	3,190,420	(84,805)	17,185	(86,716)
Net change in unrealized appreciation (depreciation) of investments	71,027	3,990,136	1,978,505	99,240	20,556	86,979

Net increase (decrease) in net assets resulting from operations	138,696	6,391,013	5,210,545	22,031	47,142	73,747

From Contractowners Transactions:
Payments received from Contractowners	450	155,527	150,221	-	-	35,424
Transfers between Variable Investment Options including guaranteed investment account, net	20,238	(1,209,790)	(921,390)	(498,953)	26,798	(54,658)
Redemptions for contract benefits and terminations	(37,650)	(8,385,535)	(1,829,555)	(106,329)	(287,010)	(1,161,151)
Contract maintenance charges	(297)	(41,403)	(774)	(175)	(118)	(1,914)

Net increase (decrease) in net assets resulting from contractowners transactions	(17,259)	(9,481,201)	(2,601,498)	(605,457)	(260,330)	(1,182,299)

Net Increase (Decrease) in Net Assets	121,437	(3,090,188)	2,609,047	(583,426)	(213,188)	(1,108,552)

Net Assets - Beginning of Year	1,220,865	68,998,335	19,749,315	1,157,968	998,546	8,656,768
Net Assets - End of Year	$1,342,302	$65,908,147	$22,358,362	$574,542	$785,358	$7,548,216

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Core Plus Bond*	EQ/Global Equity Managed Volatility*	EQ/Intermediate Government Bond*	EQ/Janus Enterprise*	EQ/JPMorgan Growth Stock Portfolio*	EQ/Large Cap Growth Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$28,687	$(12,469)	$27,108	$(94,140)	$(630,547)	$(75,394)
Net realized gain (loss) on investments	(18,899)	272,187	(30,766)	644,334	6,244,052	1,085,223
Net change in unrealized appreciation (depreciation) of investments	(34,963)	(62,183)	30,973	141,054	7,946,799	819,565

Net increase (decrease) in net assets resulting from operations	(25,175)	197,535	27,315	691,248	13,560,304	1,829,394

From Contractowners Transactions:
Payments received from Contractowners	6,107	7,428	12,346	10,639	123,077	104,675
Transfers between Variable Investment Options including guaranteed investment account, net	(4,983)	(6,718)	132,483	(112,942)	(1,117,441)	(319,557)
Redemptions for contract benefits and terminations	(142,373)	(392,903)	(515,383)	(1,072,813)	(6,081,514)	(807,109)
Contract maintenance charges	(163)	(249)	(552)	(600)	(16,011)	-

Net increase (decrease) in net assets resulting from contractowners transactions	(141,412)	(392,442)	(371,106)	(1,175,716)	(7,091,889)	(1,021,991)

Net Increase (Decrease) in Net Assets	(166,587)	(194,907)	(343,791)	(484,468)	6,468,415	807,403

Net Assets - Beginning of Year	1,093,015	1,920,133	3,553,990	5,828,899	43,925,431	6,930,801
Net Assets - End of Year	$926,428	$1,725,226	$3,210,199	$5,344,431	$50,393,846	$7,738,204

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Large Cap Value Index*	EQ/Large Cap Value Managed Volatility*	EQ/Loomis Sayles Growth Portfolio*	EQ/MFS International Growth*	EQ/Mid Cap Index*	EQ/Mid Cap Value Managed Volatility*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(17,922)	$1,641	$(820,311)	$(38,969)	$(59,146)	$(25,756)
Net realized gain (loss) on investments	843,776	326,032	13,322,258	498,747	718,380	1,376,605
Net change in unrealized appreciation (depreciation) of investments	59,109	(39,644)	3,486,741	23,255	20,947	(507,319)

Net increase (decrease) in net assets resulting from operations	884,963	288,029	15,988,688	483,033	680,181	843,530

From Contractowners Transactions:
Payments received from Contractowners	24,262	1,634	220,891	10,000	9,918	14,437
Transfers between Variable Investment Options including guaranteed investment account, net	(158,583)	(4,876)	(1,647,808)	7,681	(66,124)	(136,716)
Redemptions for contract benefits and terminations	(990,228)	(408,842)	(5,831,265)	(1,195,686)	(772,103)	(1,371,763)
Contract maintenance charges	(847)	(763)	(1,980)	(1,936)	(866)	(753)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,125,396)	(412,847)	(7,260,162)	(1,179,941)	(829,175)	(1,494,795)

Net Increase (Decrease) in Net Assets	(240,433)	(124,818)	8,728,526	(696,908)	(148,994)	(651,265)

Net Assets - Beginning of Year	7,784,688	2,424,714	53,804,400	6,592,730	6,318,698	8,894,431
Net Assets - End of Year	$7,544,255	$2,299,896	$62,532,926	$5,895,822	$6,169,704	$8,243,166

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Moderate Allocation*	EQ/Moderate-Plus Allocation*	EQ/Money Market*	EQ/Morgan Stanley Small Cap Growth*	EQ/PIMCO Ultra Short Bond*	EQ/Quality Bond PLUS*
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$90,520	$34,568	$713,733	$(116,565)	$38,338	$36,191
Net realized gain (loss) on investments	207,969	159,251	6,231	(590,585)	743	(71,820)
Net change in unrealized appreciation (depreciation) of investments	76,759	91,724	(1,600)	2,139,688	15,834	46,780

Net increase (decrease) in net assets resulting from operations	375,248	285,543	718,364	1,432,538	54,915	11,151

From Contractowners Transactions:
Payments received from Contractowners	2,340	9,101	1,041,207	22,384	6,407	9,900
Transfers between Variable Investment Options including guaranteed investment account, net	731,794	(3,603)	10,047,398	(17,270)	19,045	185,902
Redemptions for contract benefits and terminations	(340,456)	(192,249)	(11,727,050)	(872,911)	(132,033)	(558,379)
Contract maintenance charges	(518)	(274)	(3,436)	(527)	(150)	(441)

Net increase (decrease) in net assets resulting from contractowners transactions	393,160	(187,025)	(641,881)	(868,324)	(106,731)	(363,018)

Net Increase (Decrease) in Net Assets	768,408	98,518	76,483	564,214	(51,816)	(351,867)

Net Assets - Beginning of Year	5,687,869	3,232,203	21,778,154	8,309,464	1,388,496	2,280,614
Net Assets - End of Year	$6,456,277	$3,330,721	$21,854,637	$8,873,678	$1,336,680	$1,928,747

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	EQ/Small Company Index*	EQ/Value Equity*	Fidelity® VIP Contrafund® Portfolio	Franklin Income VIP Fund	Franklin Rising Dividends VIP Fund	Invesco V.I. Diversified Dividend Fund
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(7,253)	$(19,031)	$(254,980)	$334,867	$(42,496)	$(430)
Net realized gain (loss) on investments	151,600	205,076	4,010,757	17,632	505,310	27,563
Net change in unrealized appreciation (depreciation) of investments	42,327	(21,551)	1,693,249	163,121	67,869	23,701

Net increase (decrease) in net assets resulting from operations	186,674	164,494	5,449,026	515,620	530,683	50,834

From Contractowners Transactions:
Payments received from Contractowners	3,635	5,645	42,579	122,181	54,442	2,634
Transfers between Variable Investment Options including guaranteed investment account, net	(12,060)	(28,025)	(139,083)	(400,459)	(114,595)	(48)
Redemptions for contract benefits and terminations	(207,541)	(289,431)	(3,320,173)	(1,713,877)	(1,161,371)	(43,814)
Contract maintenance charges	(338)	(192)	-	(777)	(267)	(44)

Net increase (decrease) in net assets resulting from contractowners transactions	(216,304)	(312,003)	(3,416,677)	(1,992,932)	(1,221,791)	(41,272)

Net Increase (Decrease) in Net Assets	(29,630)	(147,509)	2,032,349	(1,477,312)	(691,108)	9,562

Net Assets - Beginning of Year	2,116,937	3,004,483	17,891,393	9,986,765	6,042,350	476,372
Net Assets - End of Year	$2,087,307	$2,856,974	$19,923,742	$8,509,453	$5,351,242	$485,934

*   Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisor Trust, an affiliate of Equitable Financial.

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	Invesco V.I. Global Core Equity Fund	Invesco V.I. Global Fund	Invesco V.I. Health Care Fund	Invesco V.I. Technology Fund	Janus Henderson Balanced Portfolio	Janus Henderson Enterprise Portfolio
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,079)	$(92,371)	$(20,204)	$(16,359)	$61,653	$(68,047)
Net realized gain (loss) on investments	21,896	605,976	40,673	81,231	538,947	824,118
Net change in unrealized appreciation (depreciation) of investments	35,944	296,555	18,109	187,993	607,391	691,417

Net increase (decrease) in net assets resulting from operations	55,761	810,160	38,578	252,865	1,207,991	1,447,488

From Contractowners Transactions:
Payments received from Contractowners	522	8,577	3,975	1,811	14,981	63,162
Transfers between Variable Investment Options including guaranteed investment account, net	6,589	(160,809)	6,133	65,211	(99,829)	(91,490)
Redemptions for contract benefits and terminations	(71,863)	(1,176,833)	(224,521)	(247,076)	(1,144,236)	(1,023,056)
Contract maintenance charges	(50)	(489)	(136)	(109)	-	-

Net increase (decrease) in net assets resulting from contractowners transactions	(64,802)	(1,329,554)	(214,549)	(180,163)	(1,229,084)	(1,051,384)

Net Increase (Decrease) in Net Assets	(9,041)	(519,394)	(175,971)	72,702	(21,093)	396,104

Net Assets - Beginning of Year	403,081	5,875,527	1,120,217	818,355	9,172,438	10,596,503
Net Assets - End of Year	$394,040	$5,356,133	$944,246	$891,057	$9,151,345	$10,992,607

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Continued)

For the year ended December 31, 2024

	Janus Henderson Forty Portfolio	Janus Henderson Global Research Portfolio	Janus Henderson Overseas Portfolio	MFS® Utilities Series	PIMCO Global Bond Opportunities Portfolio (Unhedged)	ProFund VP Bear
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(220,686)	$(37,672)	$(15,349)	$12,085	$34,154	$1,199
Net realized gain (loss) on investments	1,659,839	542,132	91,626	104,698	(150,578)	(297)
Net change in unrealized appreciation (depreciation) of investments	2,438,630	700,912	64,427	61,227	75,243	(3,864)

Net increase (decrease) in net assets resulting from operations	3,877,783	1,205,372	140,704	178,010	(41,181)	(2,962)

From Contractowners Transactions:
Payments received from Contractowners	59,266	37,679	6,945	2,388	9,086	-
Transfers between Variable Investment Options including guaranteed investment account, net	(134,944)	(146,130)	(8,776)	5,870	104,426	6,615
Redemptions for contract benefits and terminations	(2,087,012)	(548,000)	(515,741)	(446,086)	(456,203)	(246)
Contract maintenance charges	(478)	-	(729)	(287)	(241)	(1)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,163,168)	(656,451)	(518,301)	(438,115)	(342,932)	6,368

Net Increase (Decrease) in Net Assets	1,714,615	548,921	(377,597)	(260,105)	(384,113)	3,406

Net Assets - Beginning of Year	15,124,383	5,661,135	3,401,760	2,230,125	2,119,733	16,598
Net Assets - End of Year	$16,838,998	$6,210,056	$3,024,163	$1,970,020	$1,735,620	$20,004

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

Equitable America Variable Account A

Statement of Changes in Net Assets (Concluded)

For the year ended December 31, 2024

	ProFund VP Rising Rates Opportunity	ProFund VP Ultrabull
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,971	$(20,922)
Net realized gain (loss) on investments	63,383	12,695
Net change in unrealized appreciation (depreciation) of investments	(44,409)	568,625

Net increase (decrease) in net assets resulting from operations	22,945	560,398

From Contractowners Transactions:
Payments received from Contractowners	300	1,942
Transfers between Variable Investment Options including guaranteed investment account, net	(5,928)	1,584,406
Redemptions for contract benefits and terminations	(9,898)	(193,464)
Contract maintenance charges	(10)	(149)

Net increase (decrease) in net assets resulting from contractowners transactions	(15,536)	1,392,735

Net Increase (Decrease) in Net Assets	7,409	1,953,133

Net Assets - Beginning of Year	143,333	1,596,996
Net Assets - End of Year	$150,742	$3,550,129

Note: Totals may not appear to foot/crossfoot due to rounding.

The accompanying notes are an integral part of these financial statements.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

1. Organization

Equitable America Variable Account A (the “Account” was established by Equitable Financial Life Insurance Company of America (“Equitable Financial”) on March 27, 1987. Equitable Financial is an Arizona stock life insurance company. On October 1, 2013, Equitable Financial entered into a reinsurance agreement with Protective Life Insurance Company (“Protective Life”) to reinsure an in-force book of life insurance and annuity policies written primarily prior to 2004.

The Account is registered with the United States Securities and Exchange Commission (“SEC”) and operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America ("GAAP").

The Account has Variable Investment Options, each of which invest in shares of a mutual fund portfolio of AIM Variable Insurance Funds (Invesco Variable Insurance Funds), BNY Mellon Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity® Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, and ProFunds (collectively, "the Trusts"). The Trusts are registered with the SEC under the 1940 Act as open-end, investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the following Variable Investment Options (“Portfolios”):

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	EQ Advisors Trust*
Invesco V.I. Diversified Dividend Fund	1290 VT Equity Income (1)
Invesco V.I. Global Core Equity Fund	1290 VT GAMCO Mergers & Acquisitions
Invesco V.I. Global Fund	1290 VT GAMCO Small Company Value
Invesco V.I. Health Care Fund	1290 VT Socially Responsible (1)
Invesco V.I. Technology Fund	EQ/AB Small Cap Growth (1)
EQ/Aggressive Allocation
BNY Mellon Investment Adviser, Inc.	EQ/All Asset Growth Allocation
BNY Mellon Stock Index Fund, Inc.	EQ/Capital Group Research (1)

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

Variable Investment Options, continued:

EQ Advisors Trust* (continued)	Franklin Templeton Variable Insurance Products Trust
EQ/Conservative Allocation	Fidelity® VIP Contrafund® Portfolio
EQ/Conservative-Plus Allocation	Franklin Income VIP Fund
EQ/Core Bond Index (1)	Franklin Rising Dividends VIP Fund
EQ/Core Plus Bond
EQ/Global Equity Managed Volatility (1)	Janus Aspen Series
EQ/Intermediate Government Bond	Janus Henderson Balanced Portfolio
EQ/Janus Enterprise (1)	Janus Henderson Enterprise Portfolio
EQ/JPMorgan Growth Stock Portfolio	Janus Henderson Forty Portfolio
EQ/Large Cap Growth Managed Volatility	Janus Henderson Global Research Portfolio
EQ/Large Cap Value Index (1)	Janus Henderson Overseas Portfolio
EQ/Large Cap Value Managed Volatility (1)
EQ/Loomis Sayles Growth Portfolio	MFS® Variable Insurance Trust
EQ/MFS International Growth	MFS® Utilities Series
EQ/Mid Cap Index (1)
EQ/Mid Cap Value Managed Volatility (1)	PIMCO Variable Insurance Trust
EQ/Moderate Allocation	PIMCO Global Bond Opportunities Portfolio (Unhedged)
EQ/Moderate-Plus Allocation
EQ/Money Market	ProFunds
EQ/Morgan Stanley Small Cap Growth	ProFund VP Bear
EQ/PIMCO Ultra Short Bond	ProFund VP Rising Rates Opportunity
EQ/Quality Bond PLUS	ProFund VP UltraBull
EQ/Small Company Index (1)
EQ/Value Equity

* An affiliate of Equitable Financial that provides advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.

(1) Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

The Account holds assets that are segregated from all of Equitable Financial’s other assets and, at present, is used to support Flexible Payment Variable Annuity Policies, which include MONYMaster, MONY Value Master, MONY Custom Master and MONY Variable Annuity (collectively, the "Variable Annuity Policies"). These policies are issued by Equitable Financial, which is a wholly-owned subsidiary of Equitable Holdings, Inc.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished or segregated from those of Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Variable Annuity Policies will not be charged with liabilities arising out of other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, (2) mortality and expense charges, administrative charges accumulated in the Account, and (3) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets, attributable to accumulation of units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense charges and administrative charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and notes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve estimates of future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, management expects the risk of material loss to be remote.

2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios, and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset values are determined by the Trusts using the fair value of the underlying assets of each Portfolio less liabilities.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and distributions of net realized gains from the Portfolios are recorded and automatically reinvested at the ex-dividend date. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Portfolios (determined on the identified cost basis) and (2) distributions representing the net realized gains on investments transactions.

Due to and Due From:

Receivable/payable for policy-related transactions represents amount due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among the various funds by Contractowners. Receivable/payable for Trust shares represents unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent Contractowner contributions under the Variable Annuity Policies (but exclude amounts allocated to the guaranteed interest account with market value adjustment, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes.

Transfers between Variable Investment Options including the guaranteed interest account with market value adjustment, net, are amounts that Contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance law to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account assets support Equitable Financial’s insurance and annuity obligations and are subject to Equitable Financial’s general liabilities for business operations and to creditor rights.

Redemptions for contract benefits and terminations are payments to Contractowners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that Contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to the Variable Annuity Policies. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Variable Annuity Policies.

Federal Income Taxes:

The results of the operations of the Account are included in the federal income tax return of Equitable Financial. Under the provisions of the contracts, Equitable Financial has the right to charge the Account for federal income tax attributable to the Account. No charge has been made against the Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

3. Fair Value Disclosures

The Account determined the fair value of its financial instruments based on the fair value hierarchy established in FASB guidance referenced in the Fair Value Measurements and Disclosures Topic which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. As there are no level 2 or level 3 assets in any period presented, disclosure of transfers between levels or disclosure of a reconciliation of level 3 assets is not required. In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

a)	Quoted prices for similar assets in active markets
b)	Quoted prices for identical or similar assets in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of fair values:

The valuation methodologies used to determine the fair values of assets and liabilities under the FASB guidance referenced in the Fair Value Measurements and Disclosures Topic reflect market participant assumptions and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Account determines the fair values of certain financial assets based on quoted market prices.

All of the investments in each Variable Investment Option of the Account are classified as Level 1 in the fair value hierarchy as of December 31, 2025 and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

4. Segment Reporting

Equitable Financial Life Insurance Company (“EFLIC”) and Equitable Financial Life Insurance Company of America (“Equitable Financial”) (collectively referred to as the “Company”) have identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5. Purchase and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2025 were as follows:

	Purchases	Sales
1290 VT Equity Income	$914,410	$916,881
1290 VT GAMCO Mergers & Acquisitions	53,325	102,128
1290 VT GAMCO Small Company Value	6,240,137	13,959,014
1290 VT Socially Responsible	154,110	326,425
BNY Mellon Stock Index Fund, Inc.	1,691,456	2,352,727
EQ/AB Small Cap Growth	185,423	225,826
EQ/Aggressive Allocation	148,253	173,681
EQ/All Asset Growth Allocation	5,698,197	9,184,161
EQ/Capital Group Research	2,161,591	3,120,649
EQ/Conservative Allocation	159,330	191,301
EQ/Conservative-Plus Allocation	127,355	442,133
EQ/Core Bond Index	404,619	1,043,242
EQ/Core Plus Bond	57,348	148,152
EQ/Global Equity Managed Volatility	189,976	299,913

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

	Purchases	Sales
EQ/Intermediate Government Bond	$271,911	$343,919
EQ/Janus Enterprise	494,724	501,081
EQ/JPMorgan Growth Stock Portfolio	8,096,276	7,302,425
EQ/Large Cap Growth Managed Volatility	1,094,971	1,083,657
EQ/Large Cap Value Index	908,220	1,146,704
EQ/Large Cap Value Managed Volatility	227,246	130,676
EQ/Loomis Sayles Growth Portfolio	6,043,429	10,897,404
EQ/MFS International Growth	681,044	910,493
EQ/Mid Cap Index	467,333	790,790
EQ/Mid Cap Value Managed Volatility	750,233	1,340,036
EQ/Moderate Allocation	671,739	784,563
EQ/Moderate-Plus Allocation	248,228	1,351,405
EQ/Money Market	9,462,660	13,024,194
EQ/Morgan Stanley Small Cap Growth	98,307	1,254,223
EQ/PIMCO Ultra Short Bond	78,673	222,405
EQ/Quality Bond PLUS	156,611	290,825
EQ/Small Company Index	94,637	467,789
EQ/Value Equity	129,824	798,815
Fidelity® VIP Contrafund® Portfolio	3,336,842	2,580,299
Franklin Income VIP Fund	902,057	1,543,374
Franklin Rising Dividends VIP Fund	755,134	1,035,447
Invesco V.I. Diversified Dividend Fund	103,915	117,466
Invesco V.I. Global Core Equity Fund	30,683	76,385
Invesco V.I. Global Fund	1,127,963	866,907
Invesco V.I. Health Care Fund	69,447	234,605
Invesco V.I. Technology Fund	172,214	290,166
Janus Henderson Balanced Portfolio	533,128	1,407,832
Janus Henderson Enterprise Portfolio	942,463	1,250,372
Janus Henderson Forty Portfolio	2,409,614	2,857,911
Janus Henderson Global Research Portfolio	677,013	836,919
Janus Henderson Overseas Portfolio	48,524	488,400
MFS® Utilities Series	86,075	301,971
PIMCO Global Bond Opportunities Portfolio (Unhedged)	328,655	528,912
ProFund VP Bear	1,106,682	1,095,009
ProFund VP Rising Rates Opportunity	19,395	9,251
ProFund VP Ultrabull	1,673,562	1,511,943

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

The units purchased and redeemed for the year ended December 31, 2025 were as follows:

	Share Class+	Issued	Redeemed	Net Change
1290 VT Equity Income	IB	3,041	23,737	(20,696)
1290 VT GAMCO Mergers & Acquisitions	IB	540	4,305	(3,765)
1290 VT GAMCO Small Company Value	IB	10,161	89,718	(79,557)
1290 VT Socially Responsible	IB	1,484	18,701	(17,217)
BNY Mellon Stock Index Fund, Inc.	INITIAL	11,752	43,926	(32,174)
EQ/AB Small Cap Growth	IB	2,692	5,790	(3,098)
EQ/Aggressive Allocation	IB	485	7,734	(7,249)
EQ/All Asset Growth Allocation	IB	15,170	142,795	(127,625)
EQ/Capital Group Research	IB	3,582	54,645	(51,063)
EQ/Conservative Allocation	IB	10,269	14,682	(4,413)
EQ/Conservative-Plus Allocation	IB	5,350	27,936	(22,586)
EQ/Core Bond Index	IB	15,404	76,941	(61,537)
EQ/Core Plus Bond	IA	1,123	10,968	(9,845)
EQ/Global Equity Managed Volatility	IB	129	5,257	(5,128)
EQ/Intermediate Government Bond	IA	14,716	26,506	(11,790)
EQ/Janus Enterprise	IB	893	12,561	(11,668)
EQ/JPMorgan Growth Stock Portfolio	IB	4,844	55,969	(51,125)
EQ/Large Cap Growth Managed Volatility	IB	782	17,872	(17,090)
EQ/Large Cap Value Index	IB	10,527	28,514	(17,987)
EQ/Large Cap Value Managed Volatility	IB	54	2,580	(2,526)
EQ/Loomis Sayles Growth Portfolio	IB	22,652	157,860	(135,208)
EQ/MFS International Growth	IB	3,127	24,434	(21,307)
EQ/Mid Cap Index	IB	1,767	16,158	(14,391)
EQ/Mid Cap Value Managed Volatility	IB	4,164	35,085	(30,921)
EQ/Moderate Allocation	IB	9,166	43,206	(34,040)
EQ/Moderate-Plus Allocation	IB	1,788	71,087	(69,299)
EQ/Money Market	IA	853,230	1,243,500	(390,270)
EQ/Morgan Stanley Small Cap Growth	IB	4,622	67,728	(63,106)
EQ/PIMCO Ultra Short Bond	IB	2,513	16,988	(14,475)
EQ/Quality Bond PLUS	IB	5,692	14,464	(8,772)
EQ/Small Company Index	IB	381	8,666	(8,285)
EQ/Value Equity	IB	1,464	25,932	(24,468)
Fidelity® VIP Contrafund® Portfolio	SERVICE	802	29,697	(28,895)
Franklin Income VIP Fund	CLASS 2	11,791	45,091	(33,300)
Franklin Rising Dividends VIP Fund	CLASS 2	4,026	18,083	(14,057)
Invesco V.I. Diversified Dividend Fund	SERIES I	3,330	6,529	(3,199)
Invesco V.I. Global Core Equity Fund	SERIES I	49	3,207	(3,158)
Invesco V.I. Global Fund	SERVICE	1,925	13,860	(11,935)
Invesco V.I. Health Care Fund	SERIES I	1,000	6,476	(5,476)
Invesco V.I. Technology Fund	SERIES I	1,609	5,855	(4,246)
Janus Henderson Balanced Portfolio	INSTITUTIONAL	1,261	27,510	(26,249)
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	2,152	21,866	(19,714)
Janus Henderson Forty Portfolio	INSTITUTIONAL	2,288	25,146	(22,858)
Janus Henderson Forty Portfolio	SERVICE	2,046	7,815	(5,769)
Janus Henderson Global Research Portfolio	INSTITUTIONAL	2,218	22,837	(20,619)
Janus Henderson Overseas Portfolio	SERVICE	200	13,138	(12,938)
MFS® Utilities Series	INITIAL	62	4,559	(4,497)

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

	Share Class+	Issued	Redeemed	Net Change
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	13,729	27,893	(14,164)
ProFund VP Bear	COMMON	1,839,474	1,829,195	10,279
ProFund VP Rising Rates Opportunity	COMMON	1,636	3,860	(2,224)
ProFund VP UltraBull	COMMON	13,393	15,882	(2,489)

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

6. Expenses and Related Party Transactions

Investment Manager and Advisors:

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class A, Class IA, Class B and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee ("12b-1 fee") of 0.25% of the average daily net assets of a Portfolio attributable to its Class A, Class IA, Class B and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, have entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”) a wholly-owned subsidiary of Equitable Financial and an affiliate of Equitable Investment Management Group, LLC (“EIMG”). The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.93% to a high of 1.22% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.12% to 0.40% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment advisor for a number of Portfolios in EQAT, including the EQ/Large Cap Value Index, EQ/Mid Cap Index, and EQ/Small Company Index, as well as a portion of EQ/Large Cap Value Managed Volatility and EQ/Quality Bond PLUS. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Contract Distribution and Principal Underwriter:

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Variable Annuity Policies and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

The Variable Annuity Policies are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC ("Equitable Network"), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Variable Annuity Policies are also sold through licensed insurance agents (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and are members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed agents of Equitable Financial, and are registered representatives of the broker-dealers under contracts with Equitable Distributors. Equitable Financial serves as the transfer agent for EQAT.

7. Contractowner Charges and Asset-based Charges

Policy premiums received from Equitable Financial by the Account represent gross policy premiums recorded by Equitable Financial less deductions retained as compensation for certain sales distribution expenses and any premium taxes. Net policy premiums are included in “Payments received from Contractowners” in the Statement of Changes in Net Assets.

The charges below are the current annual charges deducted from the net unit value of the Variable Investment Options, or from the total amount under the policy in each Variable Investment Option (“fund value”) as a redemption of units. Higher charges may be permitted under the terms of the various policies. All charges are reflected as part of “Contractowners Transactions” in the

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

Statement of Changes in Net Assets with the exception of Mortality & Expense Risk Charge which is reflected as “Asset-based Charges” in the Statement of Operations.

Mortality & Expense Risk Charge: This charge is deducted daily from the net unit value of the Variable Investment Options, and ranges from a low of 1.20% to a high of 2.85%.

Annual Contract Charge: This charge is deducted daily from the fund value, and ranges from a low of $0 to a high of $30.

Transfer Charge: Equitable Financial does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer instructed by the Contractowner. This charge would be deducted from the fund value.

Surrender Charge: This charge is deducted from fund value and is imposed when a full or partial surrender is requested during the period specified in the Variable Annuity Policy. The amount of the charge varies, and is determined by multiplying the surrender charge percentage for the policy year by the amount of fund value, based on a grading schedule.

8. Financial Highlights

The Variable Annuity Policies have unique combinations of features and fees that are charged against the Contractowner’s account balance. Differences in the fee structures result in a variety of unit values, expenses ratios and total returns.

The ranges for total return ratios and unit values correspond to the product groupings that produced the lowest and highest expenses ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

		Unit Outstanding
	Share Class+	2025	2024	2023	2022	2021
1290 VT Equity Income	IA	-	-	8,341	8,562	9,239
1290 VT Equity Income	IB	228,057	248,753	253,485	287,489	322,998
1290 VT GAMCO Mergers & Acquisitions	IB	34,327	38,092	70,047	78,462	82,008
1290 VT GAMCO Small Company Value	IB	458,162	537,719	613,191	685,231	770,581
1290 VT Socially Responsible	IA	-	-	46,992	53,953	56,355
1290 VT Socially Responsible	IB	125,531	142,748	13,673	14,238	17,493
BNY Mellon Stock Index Fund, Inc.	INITIAL	339,848	372,022	436,090	500,066	537,734
EQ/AB Small Cap Growth	IA	-	-	28,060	33,352	38,034
EQ/AB Small Cap Growth	IB	22,756	25,854	-	-	-
EQ/Aggressive Allocation	IB	57,817	65,066	66,374	81,792	83,907
EQ/All Asset Growth Allocation	IB	945,622	1,073,247	1,217,801	1,381,401	1,545,845
EQ/Capital Group Research	IA	-	-	539,514	608,744	666,410
EQ/Capital Group Research	IB	425,566	476,629	-	-	-
EQ/Conservative Allocation	IB	42,071	46,484	96,447	103,775	114,253
EQ/Conservative-Plus Allocation	IB	31,689	54,275	72,499	55,520	72,181
EQ/Core Bond Index	IA	-	-	728,825	818,319	911,015
EQ/Core Bond Index	IB	571,335	632,872	-	-	-
EQ/Core Plus Bond	IA	69,815	79,660	91,363	100,965	115,264
EQ/Global Equity Managed Volatility	IA	-	-	42,432	46,045	52,497
EQ/Global Equity Managed Volatility	IB	29,375	34,503	-	-	-
EQ/Intermediate Government Bond	IA	265,599	277,389	312,226	363,437	430,296
EQ/Janus Enterprise	IA	-	-	192,990	210,720	235,092
EQ/Janus Enterprise	IB	148,378	160,046	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	394,640	445,765	507,803	585,142	634,828
EQ/Large Cap Growth Managed Volatility	IB	128,191	145,281	167,024	188,140	204,769
EQ/Large Cap Value Index	IA	-	-	261,220	291,115	321,214
EQ/Large Cap Value Index	IB	209,339	227,326	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	-	41,161	43,009	53,610
EQ/Large Cap Value Managed Volatility	IB	32,613	35,139	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	891,568	1,026,776	1,164,621	1,287,973	1,413,419
EQ/MFS International Growth	IB	168,330	189,637	223,602	264,348	283,326
EQ/Mid Cap Index	IA	-	-	170,151	190,718	216,774
EQ/Mid Cap Index	IB	135,552	149,943	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	-	282,833	313,105	345,164
EQ/Mid Cap Value Managed Volatility	IB	208,281	239,202	-	-	-
EQ/Moderate Allocation	IB	384,644	418,684	394,258	400,485	420,528
EQ/Moderate-Plus Allocation	IB	114,100	183,399	194,426	199,142	225,643
EQ/Money Market	IA	1,789,723	2,179,993	2,245,607	2,319,578	2,043,880
EQ/Morgan Stanley Small Cap Growth	IB	478,716	541,822	603,665	687163	762762
EQ/PIMCO Ultra Short Bond	IB	99,971	114,446	123,743	135,364	150,671
EQ/Quality Bond PLUS	IB	108,661	117,433	140,016	158,491	174,117
EQ/Small Company Index	IA	-	-	44,206	48,204	51,145
EQ/Small Company Index	IB	31,617	39,902	-	-	-
EQ/Value Equity	IB	80,466	104,934	116649	126,854	144,745
Fidelity® VIP Contrafund® Portfolio	SERVICE	252,648	281,543	333,303	365,564	408,069
Franklin Income VIP Fund	CLASS 2	260,434	293,734	362,681	397,967	444,834
Franklin Rising Dividends VIP Fund	CLASS 2	93,415	107,472	131,820	145,754	161,795
Invesco V.I. Diversified Dividend Fund	SERIES I	28,004	31,203	33,816	45,188	51,094

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

		Unit Outstanding
	Share Class+	2025	2024	2023	2022	2021
Invesco V.I. Global Core Equity Fund	SERIES I	15,188	18,346	21,490	24,931	30,143
Invesco V.I. Global Fund	SERVICE	82,443	94,378	117,630	133,721	147,083
Invesco V.I. Health Care Fund	SERIES I	23,822	29,298	35,166	41,257	47,030
Invesco V.I. Technology Fund	SERIES I	16,241	20,487	24,838	32,216	36,316
Janus Henderson Balanced Portfolio	INSTITUTIONAL	179,801	206,050	235,172	274,277	309,281
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	202,049	221,763	243,802	273,969	305,434
Janus Henderson Forty Portfolio	INSTITUTIONAL	156,840	179,698	202,211	237,653	252,359
Janus Henderson Forty Portfolio	SERVICE	36,120	41,889	49,433	52,895	59,535
Janus Henderson Global Research Portfolio	INSTITUTIONAL	189,142	209,761	233,130	267,625	307,644
Janus Henderson Overseas Portfolio	SERVICE	91,773	104,711	122,202	138,376	168,195
MFS® Utilities Series	INITIAL	28,913	33,410	41,414	48,333	57,718
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	88,737	102,901	122,166	130,944	161,244
ProFund VP Bear	COMMON	48,390	38,111	26,984	43,892	30,500
ProFund VP Rising Rates Opportunity	COMMON	72,206	74,430	82,968	137,348	68,535
ProFund VP UltraBull	COMMON	29,929	32,418	21,818	24,475	29,020

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

		Unit Value
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	$-	$-	$28.00	$28.00	$26.68	$26.68	$25.62	$25.62	$25.17	$25.17
1290 VT Equity Income	IB	29.68	41.84	26.90	37.50	25.09	34.57	27.37	33.19	27.30	32.58
1290 VT GAMCO Mergers & Acquisitions	IB	18.22	23.79	16.09	20.77	15.11	19.28	14.12	17.82	15.38	19.19
1290 VT GAMCO Small Company Value	IB	61.73	87.64	56.27	78.62	51.87	71.31	44.06	59.62	50.72	67.55
1290 VT Socially Responsible	IA	-	-	29.83	29.83	26.12	26.12	20.77	20.77	27.01	27.01
1290 VT Socially Responsible	IB	40.45	51.09	35.33	44.11	29.73	36.69	23.87	29.13	31.37	37.84
BNY Mellon Stock Index Fund, Inc.	INITIAL	53.02	53.02	45.73	45.73	37.18	37.18	29.93	29.93	37.13	37.13
EQ/AB Small Cap Growth	IA	-	-	29.53	35.90	28.89	34.92	25.12	30.02	35.94	42.47
EQ/AB Small Cap Growth	IB	34.29	42.43	32.14	39.31	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	19.38	23.99	17.57	21.50	15.82	19.13	13.67	16.35	17.14	20.27
EQ/All Asset Growth Allocation	IB	20.42	25.51	17.84	22.03	16.43	20.05	14.74	17.78	17.64	21.04
EQ/Capital Group Research	IA	-	-	44.92	63.09	39.26	54.73	32.83	45.03	41.66	56.25
EQ/Capital Group Research	IB	57.77	83.14	49.57	70.22	-	-	-	-	-	-
EQ/Conservative Allocation	IB	12.32	13.52	11.66	12.73	11.33	12.31	10.68	11.54	11.30	13.37
EQ/Conservative-Plus Allocation	IB	13.03	16.13	12.24	14.98	11.71	14.16	10.80	12.92	12.94	15.30
EQ/Core Bond Index	IA	-	-	7.99	13.52	8.07	13.54	7.93	13.11	8.94	14.54
EQ/Core Bond Index	IB	8.31	14.41	8.03	13.70	-	-	-	-	-	-
EQ/Core Plus Bond	IA	8.92	14.72	8.46	13.74	8.76	14.00	8.62	13.55	10.18	15.75
EQ/Global Equity Managed Volatility	IA	-	-	46.54	54.90	42.67	49.96	36.16	41.67	47.04	53.34
EQ/Global Equity Managed Volatility	IB	54.13	65.44	46.72	55.59	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	8.01	12.11	7.81	11.61	7.84	11.48	7.76	11.18	8.64	12.26
EQ/Janus Enterprise	IA	-	-	32.57	30.12	31.48	28.89	27.66	24.98	34.10	30.31
EQ/Janus Enterprise	IB	36.70	34.78	34.93	32.58	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	55.86	256.95	49.34	226.74	37.38	171.63	25.89	118.76	42.77	195.98
EQ/Large Cap Growth Managed Volatility	IB	58.37	58.37	53.26	53.26	41.50	41.50	30.26	30.26	44.18	44.18
EQ/Large Cap Value Index	IA	-	-	27.87	34.96	26.52	33.01	24.63	30.17	27.60	33.27
EQ/Large Cap Value Index	IB	32.74	42.09	29.28	37.04	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	-	20.46	25.24	19.19	23.54	17.24	20.91	19.96	23.93
EQ/Large Cap Value Managed Volatility	IB	23.12	29.02	21.39	26.55	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	60.93	73.74	55.40	65.99	42.60	49.93	30.47	35.15	43.51	49.40
EQ/MFS International Growth	IB	31.09	44.48	26.06	37.23	24.28	34.66	21.52	30.68	25.71	36.63
EQ/Mid Cap Index	IA	-	-	34.11	44.46	32.66	42.24	29.01	36.93	34.53	43.26
EQ/Mid Cap Index	IB	37.34	49.87	35.94	47.24	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	-	27.14	34.41	26.63	33.51	24.20	29.96	29.12	35.49
EQ/Mid Cap Value Managed Volatility	IB	29.51	38.34	28.92	36.97	-	-	-	-	-	-
EQ/Moderate Allocation	IB	13.89	17.20	12.90	15.79	12.24	14.81	11.16	13.34	13.51	15.97

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

		Unit Value
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate-Plus Allocation	IB	$16.67	$20.64	$15.31	$18.73	$14.15	$17.12	$12.56	$15.02	$15.50	$18.33
EQ/Money Market	IA	7.67	10.62	7.62	10.38	7.49	10.03	7.37	9.72	7.50	9.73
EQ/Morgan Stanley Small Cap Growth	IB	16.48	17.59	15.72	16.58	13.33	13.90	10.15	10.47	18.60	18.96
EQ/PIMCO Ultra Short Bond	IB	10.10	13.26	9.89	12.85	9.57	12.28	7.87	11.77	8.14	11.98
EQ/Quality Bond PLUS	IB	15.37	23.28	14.65	22.18	14.60	22.07	14.19	21.44	16.02	24.18
EQ/Small Company Index	IA	-	-	34.14	46.04	34.51	46.19	30.39	40.02	38.97	50.51
EQ/Small Company Index	IB	40.82	56.41	37.29	50.70	-	-	-	-	-	-
EQ/Value Equity	IB	23.40	32.11	21.68	29.27	20.79	27.63	17.89	23.40	21.67	27.89
Fidelity® VIP Contrafund® Portfolio	SERVICE	84.74	84.74	70.77	70.77	53.68	53.68	40.80	40.80	56.18	56.18
Franklin Income VIP Fund	CLASS 2	25.10	36.47	22.94	32.79	22.01	30.96	20.83	28.84	22.66	30.88
Franklin Rising Dividends VIP Fund	CLASS 2	43.19	62.85	39.72	56.90	36.88	51.98	33.84	46.94	38.91	53.12
Invesco V.I. Diversified Dividend Fund	SERIES I	16.41	20.12	14.52	17.60	13.13	15.73	12.33	14.60	12.83	15.03
Invesco V.I. Global Core Equity Fund	SERIES I	20.59	26.90	18.24	23.56	15.98	20.41	13.44	16.97	17.61	21.98
Invesco V.I. Global Fund	SERVICE	48.64	70.91	43.49	62.40	38.64	54.54	29.55	41.06	44.65	61.05
Invesco V.I. Health Care Fund	SERIES I	32.12	42.62	28.51	37.41	28.03	36.34	27.85	35.70	32.89	41.68
Invesco V.I. Technology Fund	SERIES I	48.28	56.89	41.03	47.79	31.29	36.03	21.80	24.81	37.16	41.82
Janus Henderson Balanced Portfolio	INSTITUTIONAL	50.44	50.44	44.41	44.41	39.00	39.00	34.25	34.25	41.53	41.53
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	52.66	52.66	49.57	49.57	43.46	43.46	37.31	37.31	44.99	44.99
Janus Henderson Forty Portfolio	INSTITUTIONAL	86.04	86.04	73.82	73.82	58.25	58.25	42.18	42.18	64.34	64.34
Janus Henderson Forty Portfolio	SERVICE	84.90	106.60	74.08	91.54	59.46	72.31	43.78	52.40	67.94	80.02
Janus Henderson Global Research Portfolio	INSTITUTIONAL	35.32	35.32	29.61	29.61	24.28	24.28	19.41	19.41	24.42	24.42
Janus Henderson Overseas Portfolio	SERVICE	36.87	39.30	29.49	30.93	28.73	29.65	26.71	27.14	30.13	30.13
MFS® Utilities Series	INITIAL	52.90	75.91	47.09	66.80	43.18	60.55	45.16	62.60	45.88	62.88
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	16.02	20.85	14.55	18.72	14.97	19.04	10.51	18.31	12.15	20.82
ProFund VP Bear	COMMON	0.35	0.45	0.42	0.53	0.50	0.63	0.60	0.75	0.52	0.65
ProFund VP Rising Rates Opportunity	COMMON	1.78	2.31	1.79	2.30	1.54	1.95	1.55	1.94	1.00	1.24
ProFund VP UltraBull	COMMON	102.82	135.89	85.01	110.56	61.57	78.80	43.59	54.91	73.64	91.28

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

	Net Assets (000’s)
	2025	2024	2023	2022	2021
1290 VT Equity Income	$7,971	$7,811	$8,093	$8,786	$9,712
1290 VT GAMCO Mergers & Acquisitions	744	727	1,288	1,343	1,514
1290 VT GAMCO Small Company Value	78,420	82,038	84,695	79,214	99,717
1290 VT Socially Responsible	1,813	1,853	1,692	1,505	2,145
BNY Mellon Stock Index Fund, Inc.	18,019	17,011	16,214	14,965	19,968
EQ/AB Small Cap Growth	858	908	885	914	1,494
EQ/Aggressive Allocation	1,332	1,342	1,221	1,288	1,642
EQ/All Asset Growth Allocation	68,097	65,908	68,998	68,022	89,261
EQ/Capital Group Research	23,586	22,358	19,749	18,361	25,255
EQ/Conservative Allocation	553	575	1,158	1,171	1,477
EQ/Conservative-Plus Allocation	489	785	999	698	1,078
EQ/Core Bond Index	7,154	7,548	8,657	9,441	11,705
EQ/Core Plus Bond	865	926	1,093	1,179	1,578
EQ/Global Equity Managed Volatility	1,728	1,725	1,920	1,748	2,581
EQ/Intermediate Government Bond	3,213	3,210	3,554	4,066	5,319
EQ/Janus Enterprise	5,277	5,344	5,829	5,509	7,451
EQ/JPMorgan Growth Stock Portfolio	50,511	50,394	43,925	34,279	61,414
EQ/Large Cap Growth Managed Volatility	7,482	7,738	6,931	5,693	9,047
EQ/Large Cap Value Index	7,852	7,544	7,785	7,948	9,706
EQ/Large Cap Value Managed Volatility	2,405	2,300	2,425	2,267	3,088
EQ/Loomis Sayles Growth Portfolio	60,512	62,533	53,804	41,914	64,770
EQ/MFS International Growth	6,265	5,896	6,593	6,864	8,814
EQ/Mid Cap Index	5,835	6,170	6,319	6,239	8,382
EQ/Mid Cap Value Managed Volatility	7,396	8,243	8,894	8,839	11,605
EQ/Moderate Allocation	6,455	6,456	5,688	5,190	6,542
EQ/Moderate-Plus Allocation	2,256	3,331	3,232	2,907	4,003
EQ/Money Market	18,280	21,855	21,778	21,753	19,195
EQ/Morgan Stanley Small Cap Growth	8,296	8,874	8,309	7,141	14,406
EQ/PIMCO Ultra Short Bond	1,199	1,337	1,388	1,461	1,663
EQ/Quality Bond PLUS	1,847	1,929	2,281	2,504	3,109
EQ/Small Company Index	1,855	2,087	2,117	2,006	2,688
EQ/Value Equity	2,375	2,857	3,004	2,773	3,791
Fidelity® VIP Contrafund® Portfolio	21,410	19,924	17,891	14,916	22,924
Franklin Income VIP Fund	8,341	8,509	9,987	10,259	12,348
Franklin Rising Dividends VIP Fund	5,102	5,351	6,042	6,105	7,738
Invesco V.I. Diversified Dividend Fund	498	486	476	624	726
Invesco V.I. Global Core Equity Fund	375	394	403	390	615
Invesco V.I. Global Fund	5,352	5,356	5,876	5,035	8,260
Invesco V.I. Health Care Fund	875	944	1,120	1,292	1,740
Invesco V.I. Technology Fund	840	891	818	737	1,400
Janus Henderson Balanced Portfolio	9,069	9,151	9,172	9,395	12,844
Janus Henderson Enterprise Portfolio	10,639	10,993	10,597	10,222	13,742
Janus Henderson Forty Portfolio	17,074	16,839	15,124	12,632	20,729
Janus Henderson Global Research Portfolio	6,680	6,210	5,661	5,196	7,513
Janus Henderson Overseas Portfolio	3,348	3,024	3,402	3,548	4,829
MFS® Utilities Series	1,948	1,970	2,230	2,692	3,261
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1,661	1,736	2,120	2,187	3,084
ProFund VP Bear	21	20	17	32	20
ProFund VP Rising Rates Opportunity	147	151	143	237	75
ProFund VP UltraBull	4,009	3,550	1,597	1,255	2,480

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

	Income Ratio *
	2025	2024	2023	2022	2021
1290 VT Equity Income	2.12%	2.01%	1.93%	1.69%	1.52%
1290 VT GAMCO Mergers & Acquisitions	2.88	1.64	1.75	0.32	0.74
1290 VT GAMCO Small Company Value	0.59	0.59	0.61	0.49	0.64
1290 VT Socially Responsible	0.34	0.46	0.71	0.57	0.45
BNY Mellon Stock Index Fund, Inc.	1.01	1.21	1.42	1.27	1.14
EQ/AB Small Cap Growth	0.14	0.29	0.23	0.11	0.00
EQ/Aggressive Allocation	1.37	2.22	1.34	0.82	4.29
EQ/All Asset Growth Allocation	2.15	2.25	1.80	1.19	3.88
EQ/Capital Group Research	0.43	1.63	0.33	0.15	0.00
EQ/Conservative Allocation	2.98	2.04	2.31	1.35	1.54
EQ/Conservative-Plus Allocation	1.91	2.40	2.32	1.07	2.40
EQ/Core Bond Index	2.91	2.40	1.99	1.51	1.34
EQ/Core Plus Bond	4.92	4.78	2.23	2.16	1.29
EQ/Global Equity Managed Volatility	0.78	1.21	0.87	0.30	0.91
EQ/Intermediate Government Bond	3.04	2.39	2.49	0.84	0.64
EQ/Janus Enterprise	-	0.01	0.03	0.00	0.10
EQ/JPMorgan Growth Stock Portfolio	-	-	-	-	-
EQ/Large Cap Growth Managed Volatility	0.09	0.33	0.41	0.06	0.00
EQ/Large Cap Value Index	1.19	1.44	1.53	1.35	1.26
EQ/Large Cap Value Managed Volatility	1.35	1.51	1.65	1.13	0.91
EQ/Loomis Sayles Growth Portfolio	-	-	-	-	-
EQ/MFS International Growth	0.95	0.72	1.19	0.79	0.23
EQ/Mid Cap Index	0.80	0.86	0.94	0.85	0.63
EQ/Mid Cap Value Managed Volatility	1.12	1.38	1.37	0.86	0.55
EQ/Moderate Allocation	2.34	2.85	1.95	1.18	2.49
EQ/Moderate-Plus Allocation	1.50	2.43	1.65	0.95	3.59
EQ/Money Market	3.54	4.70	4.21	1.15	0.00
EQ/Morgan Stanley Small Cap Growth	0.27	0.01	0.00	0.01	0.00
EQ/PIMCO Ultra Short Bond	3.86	4.40	3.88	1.30	0.38
EQ/Quality Bond PLUS	3.40	3.12	2.03	0.62	0.74
EQ/Small Company Index	0.76	1.25	1.10	0.84	0.64
EQ/Value Equity	1.31	0.97	1.11	0.95	0.67
Fidelity® VIP Contrafund® Portfolio	0.05	0.10	0.39	0.35	0.05
Franklin Income VIP Fund	5.06	5.37	5.11	4.81	4.60
Franklin Rising Dividends VIP Fund	0.79	1.08	0.92	0.75	0.85
Invesco V.I. Diversified Dividend Fund	1.56	1.89	1.68	1.79	2.19
Invesco V.I. Global Core Equity Fund	1.30	1.10	0.56	0.32	0.97
Invesco V.I. Global Fund	-	-	-	-	-
Invesco V.I. Health Care Fund	-	-	-	-	0.20
Invesco V.I. Technology Fund	-	-	-	-	-
Janus Henderson Balanced Portfolio	1.97	2.05	2.03	1.30	0.89
Janus Henderson Enterprise Portfolio	0.20	0.75	0.15	0.35	0.32
Janus Henderson Forty Portfolio	0.06	0.09	0.17	0.14	0.00
Janus Henderson Global Research Portfolio	0.58	0.78	0.94	1.52	0.53
Janus Henderson Overseas Portfolio	1.32	1.30	1.41	1.51	1.06
MFS® Utilities Series	2.89	2.14	3.33	2.28	1.72
PIMCO Global Bond Opportunities Portfolio (Unhedged)	4.39	3.29	2.19	1.41	5.05
ProFund VP Bear	2.60	8.20	0.22	0.00	0.00
ProFund VP Rising Rates Opportunity	3.98	4.42	0.11	0.00	0.00
ProFund VP UltraBull	0.71	0.47	0.00	0.00	0.00

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

		Expense Ratio **
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	0.00%	0.00%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
1290 VT Equity Income	IB	1.20	2.35	1.20	2.35	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT GAMCO Mergers & Acquisitions	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
1290 VT GAMCO Small Company Value	IB	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
1290 VT Socially Responsible	IA	-	-	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
1290 VT Socially Responsible	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
BNY Mellon Stock Index Fund, Inc.	INITIAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/AB Small Cap Growth	IA	-	-	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/AB Small Cap Growth	IB	1.20	2.35	1.20	2.35	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/All Asset Growth Allocation	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Capital Group Research	IA	-	-	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Capital Group Research	IB	1.20	2.80	1.20	2.80	-	-	-	-	-	-
EQ/Conservative Allocation	IB	1.20	1.70	1.20	1.70	1.20	1.70	1.20	1.70	1.20	2.35
EQ/Conservative-Plus Allocation	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Core Bond Index	IA	-	-	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Core Bond Index	IB	1.20	2.80	1.20	2.80	-	-	-	-	-	-
EQ/Core Plus Bond	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Global Equity Managed Volatility	IA	-	-	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Global Equity Managed Volatility	IB	1.20	2.80	1.20	2.80	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Janus Enterprise	IA	-	-	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Janus Enterprise	IB	1.20	2.80	1.20	2.80	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Large Cap Growth Managed Volatility	IB	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
EQ/Large Cap Value Index	IA	-	-	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Large Cap Value Index	IB	1.20	2.80	1.20	2.80	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	-	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/Large Cap Value Managed Volatility	IB	1.20	2.35	1.20	2.35	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/MFS International Growth	IB	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Mid Cap Index	IA	-	-	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Mid Cap Index	IB	1.20	2.80	1.20	2.80	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	-	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Mid Cap Value Managed Volatility	IB	1.20	2.80	1.20	2.80	-	-	-	-	-	-
EQ/Moderate Allocation	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

		Expense Ratio **
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Moderate-Plus Allocation	IB	1.20%	2.35%	1.20%	2.35%	1.20%	2.35%	1.20%	2.35%	1.20%	2.35%
EQ/Money Market	IA	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Morgan Stanley Small Cap Growth	IB	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
EQ/PIMCO Ultra Short Bond	IB	1.20	2.35	1.20	2.35	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Quality Bond PLUS	IB	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35	1.25	1.35
EQ/Small Company Index	IA	-	-	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
EQ/Small Company Index	IB	1.20	2.80	1.20	2.80	-	-	-	-	-	-
EQ/Value Equity	IB	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Fidelity® VIP Contrafund® Portfolio	SERVICE	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Franklin Income VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Franklin Rising Dividends VIP Fund	CLASS 2	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Diversified Dividend Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Core Equity Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Global Fund	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Invesco V.I. Health Care Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Invesco V.I. Technology Fund	SERIES I	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
Janus Henderson Balanced Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Forty Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
Janus Henderson Global Research Portfolio	INSTITUTIONAL	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35	1.35
Janus Henderson Overseas Portfolio	SERVICE	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80
MFS® Utilities Series	INITIAL	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	1.20	2.35	1.20	2.35	1.20	2.80	1.20	2.80	1.20	2.80
ProFund VP Bear	COMMON	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
ProFund VP Rising Rates Opportunity	COMMON	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35	1.20	2.35
ProFund VP UltraBull	COMMON	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80	1.20	2.80

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

		Total Return ***
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
1290 VT Equity Income	IA	-	-	4.95%	4.95%	4.11%	4.11%	1.81%	1.81%	24.82%	24.82%
1290 VT Equity Income	IB	10.31%	11.59%	3.32%	8.48%	(4.13)%	4.16%	0.25%	1.86%	22.90%	24.88%
1290 VT GAMCO Mergers & Acquisitions	IB	13.23%	14.54%	6.51%	7.75%	6.98%	8.22%	(8.20)%	(7.14)%	8.80%	10.06%
1290 VT GAMCO Small Company Value	IB	9.71%	11.48%	8.48%	10.24%	17.72%	19.61%	(13.13)%	(11.73)%	21.68%	23.64%
1290 VT Socially Responsible	IA	-	-	14.18%	14.18%	25.80%	25.80%	(23.13)%	(23.13)%	28.57%	28.57%
1290 VT Socially Responsible	IB	14.50%	15.82%	5.13%	20.22%	24.55%	25.98%	(23.92)%	(23.04)%	27.29%	28.76%
BNY Mellon Stock Index Fund, Inc.	INITIAL	15.96%	15.96%	22.98%	22.98%	24.25%	24.25%	(19.41)%	(19.41)%	26.69%	26.69%
EQ/AB Small Cap Growth	IA	-	-	2.24%	2.81%	15.00%	16.33%	(30.12)%	(29.31)%	10.30%	11.57%
EQ/AB Small Cap Growth	IB	6.71%	7.94%	8.81%	9.47%	-	-	-	-	-	-
EQ/Aggressive Allocation	IB	10.32%	11.59%	11.08%	12.37%	15.69%	17.03%	(20.25)%	(19.33)%	14.46%	15.78%
EQ/All Asset Growth Allocation	IB	14.48%	15.80%	8.57%	9.83%	11.52%	12.80%	(16.46)%	(15.49)%	8.35%	9.60%
EQ/Capital Group Research	IA	-	-	14.41%	15.29%	19.60%	21.53%	(21.20)%	(19.93)%	19.67%	21.60%
EQ/Capital Group Research	IB	16.52%	18.40%	10.36%	11.30%	-	-	-	-	-	-
EQ/Conservative Allocation	IB	5.68%	6.21%	2.86%	3.38%	6.14%	6.67%	(14.07)%	(13.64)%	0.32%	1.48%
EQ/Conservative-Plus Allocation	IB	6.50%	7.73%	4.53%	5.74%	8.36%	9.61%	(16.53)%	(15.57)%	4.25%	5.46%
EQ/Core Bond Index	IA	-	-	(0.93)%	(0.17)%	0.82%	3.31%	(11.26)%	(9.83)%	(4.80)%	(3.26)%
EQ/Core Bond Index	IB	3.46%	5.13%	0.52%	1.37%	-	-	-	-	-	-
EQ/Core Plus Bond	IA	5.46%	7.16%	(3.43)%	(1.87)%	0.45%	3.28%	(15.34)%	(13.97)%	(4.40)%	(2.86)%
EQ/Global Equity Managed Volatility	IA	-	-	9.06%	9.90%	17.99%	19.89%	(23.13)%	(21.89)%	12.69%	14.51%
EQ/Global Equity Managed Volatility	IB	15.85%	17.71%	0.40%	1.25%	-	-	-	-	-	-
EQ/Intermediate Government Bond	IA	2.61%	4.26%	(0.44)%	1.17%	0.65%	2.64%	(10.19)%	(8.74)%	(4.83)%	(3.30)%
EQ/Janus Enterprise	IA	-	-	3.47%	4.26%	13.80%	15.63%	(18.87)%	(17.56)%	13.61%	15.45%
EQ/Janus Enterprise	IB	5.07%	6.77%	7.25%	8.16%	-	-	-	-	-	-
EQ/JPMorgan Growth Stock Portfolio	IB	13.21%	13.33%	31.98%	32.11%	44.37%	44.51%	(39.46)%	(39.40)%	12.30%	12.41%
EQ/Large Cap Growth Managed Volatility	IB	9.58%	9.58%	28.36%	28.36%	37.13%	37.13%	(31.51)%	(31.51)%	22.71%	22.71%
EQ/Large Cap Value Index	IA	-	-	5.09%	5.89%	1.37%	9.41%	(10.75)%	(9.32)%	20.85%	22.80%
EQ/Large Cap Value Index	IB	11.83%	13.63%	5.05%	5.94%	-	-	-	-	-	-
EQ/Large Cap Value Managed Volatility	IA	-	-	6.62%	7.21%	11.33%	12.62%	(13.64)%	(12.64)%	21.93%	23.34%
EQ/Large Cap Value Managed Volatility	IB	8.07%	9.32%	4.55%	5.18%	-	-	-	-	-	-
EQ/Loomis Sayles Growth Portfolio	IB	9.98%	11.75%	30.06%	32.16%	39.79%	42.03%	(29.96)%	(28.83)%	12.97%	14.79%
EQ/MFS International Growth	IB	19.33%	19.45%	7.31%	7.42%	12.85%	12.97%	(16.32)%	(16.24)%	7.96%	8.06%
EQ/Mid Cap Index	IA	-	-	4.45%	5.25%	5.51%	14.38%	(15.98)%	(14.63)%	20.46%	22.41%
EQ/Mid Cap Index	IB	3.88%	5.56%	5.36%	6.25%	-	-	-	-	-	-
EQ/Mid Cap Value Managed Volatility	IA	-	-	1.88%	2.67%	10.08%	11.85%	(16.92)%	(15.58)%	23.89%	25.88%
EQ/Mid Cap Value Managed Volatility	IB	2.06%	3.70%	6.56%	7.46%	-	-	-	-	-	-
EQ/Moderate Allocation	IB	7.66%	8.90%	5.39%	6.62%	9.75%	11.01%	(17.43)%	(16.47)%	5.90%	7.12%
EQ/Moderate-Plus Allocation	IB	8.91%	10.17%	8.19%	9.44%	12.65%	13.95%	(18.98)%	(18.04)%	10.06%	11.33%
EQ/Money Market	IA	0.73%	2.35%	1.77%	3.42%	1.13%	3.21%	(1.69)%	(0.11)%	(2.58)%	(1.01)%
EQ/Morgan Stanley Small Cap Growth	IB	4.89%	6.11%	17.91%	19.28%	31.29%	32.80%	(45.42)%	(44.79)%	0.29%	1.45%
EQ/PIMCO Ultra Short Bond	IB	2.05%	3.23%	3.37%	4.57%	0.57%	4.37%	(3.34)%	(1.79)%	(3.20)%	(1.64)%
EQ/Quality Bond PLUS	IB	4.85%	4.96%	0.40%	0.50%	2.83%	2.93%	(11.41)%	(11.32)%	(3.43)%	(3.33)%

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (continued)

December 31, 2025

		Total Return ***
	Share Class+	2025		2024		2023		2022		2021
		Low	High	Low	High	Low	High	Low	High	Low	High
EQ/Small Company Index	IA	-	-	(1.07)%	(0.31)%	13.59%	15.41%	(22.02)%	(20.77)%	11.88%	13.69%
EQ/Small Company Index	IB	9.48%	11.25%	9.20%	10.13%	-	-	-	-	-	-
EQ/Value Equity	IB	7.95%	9.69%	4.26%	5.95%	16.23%	18.10%	(17.45)%	(16.12)%	21.91%	23.88%
Fidelity® VIP Contrafund® Portfolio	SERVICE	19.75%	19.75%	31.83%	31.83%	31.56%	31.56%	(27.37)%	(27.37)%	26.00%	26.00%
Franklin Income VIP Fund	CLASS 2	9.45%	11.22%	4.23%	5.92%	5.63%	7.33%	(8.08)%	(6.60)%	13.53%	15.36%
Franklin Rising Dividends VIP Fund	CLASS 2	8.72%	10.47%	7.71%	9.46%	8.99%	10.74%	(13.04)%	(11.64)%	23.29%	25.28%
Invesco V.I. Diversified Dividend Fund	SERIES I	13.05%	14.36%	10.57%	11.86%	2.34%	7.75%	(3.96)%	(2.85)%	16.13%	17.48%
Invesco V.I. Global Core Equity Fund	SERIES I	12.88%	14.18%	14.12%	15.45%	18.91%	20.28%	(23.69)%	(22.81)%	13.28%	14.59%
Invesco V.I. Global Fund	SERVICE	11.84%	13.64%	12.57%	14.40%	18.13%	32.85%	(33.82)%	(32.75)%	11.99%	13.80%
Invesco V.I. Health Care Fund	SERIES I	12.65%	13.95%	1.74%	2.92%	0.64%	1.80%	(15.33)%	(14.35)%	9.69%	10.96%
Invesco V.I. Technology Fund	SERIES I	17.67%	19.03%	31.14%	32.66%	43.55%	45.20%	(41.34)%	(40.67)%	11.75%	13.05%
Janus Henderson Balanced Portfolio	INSTITUTIONAL	13.56%	13.56%	13.87%	13.87%	13.87%	13.87%	(17.52)%	(17.52)%	15.62%	15.62%
Janus Henderson Enterprise Portfolio	INSTITUTIONAL	6.23%	6.23%	14.05%	14.05%	16.49%	16.49%	(17.07)%	(17.07)%	15.26%	15.26%
Janus Henderson Forty Portfolio	INSTITUTIONAL	16.56%	16.56%	26.74%	26.74%	38.09%	38.09%	(34.44)%	(34.44)%	21.25%	21.25%
Janus Henderson Forty Portfolio	SERVICE	14.61%	16.46%	24.58%	26.60%	35.81%	37.99%	(35.56)%	(34.52)%	19.22%	21.14%
Janus Henderson Global Research Portfolio	INSTITUTIONAL	19.30%	19.30%	21.92%	21.92%	25.08%	25.08%	(20.49)%	(20.49)%	16.51%	16.51%
Janus Henderson Overseas Portfolio	SERVICE	25.03%	27.05%	2.65%	4.31%	5.21%	9.27%	(11.35)%	(9.92)%	10.16%	11.94%
MFS® Utilities Series	INITIAL	12.34%	13.64%	9.05%	10.32%	-4.38%	-3.27%	(1.58)%	(0.44)%	11.44%	12.73%
PIMCO Global Bond Opportunities Portfolio (Unhedged)	ADMINISTRATIVE	10.14%	11.41%	(2.82)%	(1.69)%	-0.58%	4.01%	(13.46)%	(12.06)%	(6.80)%	(5.30)%
ProFund VP Bear	COMMON	(16.46)%	(15.49)%	(15.72)%	(14.74)%	-17.23%	-16.28%	14.40%	15.72%	(26.38)%	(25.53)%
ProFund VP Rising Rates Opportunity	COMMON	(0.69)%	0.46%	16.23%	17.58%	-0.60%	0.54%	54.81%	56.59%	(2.39)%	(1.26)%
ProFund VP UltraBull	COMMON	20.95%	22.90%	38.08%	40.32%	41.24%	43.51%	(40.80)%	(39.85)%	53.78%	56.26%

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges and Contractowner charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Options invests.

** This ratio represents the annual contract expenses consisting of mortality and risk expenses, for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.

*** This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. The effective date of the Variable Investment Options is indicated by a date notation, as applicable. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

+ Share class reflects the shares of the portfolio that the Variable Investment Options invest in.

EQUITABLE AMERICA VARIABLE ACCOUNT A

Notes to Financial Statements (concluded)

December 31, 2025

9. Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2025 through April 9, 2026, the date on which the financial statements were issued. Based on this evaluation, there were no transactions or events that require adjustment to or disclosure in the accompanying financial statements.

Equitable Financial is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. On March 26, 2026, Equitable Holdings, Inc., a Delaware corporation (“Equitable”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), by and among Equitable, Corebridge Financial, Inc., a Delaware corporation (“Corebridge”), Mountain Holding, Inc., a newly formed Delaware corporation and wholly-owned subsidiary of Corebridge (“HoldCo”), Marcy Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Equitable Merger Sub”), and Palisade Holding, Inc., a newly formed Delaware corporation and a wholly-owned subsidiary of HoldCo (“Corebridge Merger Sub”).

Equitable and Corebridge have agreed, subject to the terms and conditions of the Merger Agreement, to effect an allstock merger transaction to combine their respective businesses by: (a) Corebridge Merger Sub merging with and into Corebridge, with Corebridge surviving such merger as a wholly-owned subsidiary of HoldCo (the “Corebridge Merger”), (b) immediately following the consummation of the Corebridge Merger, Equitable Merger Sub merging with and into Equitable, with Equitable surviving such merger as a wholly-owned subsidiary of HoldCo (the “Equitable Merger” and, together with the Corebridge Merger, the “Mergers”), and (c) as of the closing of the Mergers (the “Closing”), changing the name of HoldCo to “Equitable Holdings, Inc.”.

The Merger Agreement and the consummation of the transactions contemplated by the Merger Agreement have been unanimously approved by the boards of directors of both companies. The transaction is expected to close by year-end of 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.